As filed with the Securities and Exchange Commission on March 26, 1999

                                                                File No. 33-8982
                                                                ICA No. 811-4852

                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form N-1A

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933     [X]
                      Pre-Effective Amendment No. _____                [ ]
                       Post-Effective Amendment No. 49                 [X]
                                       and
       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [X]
                                Amendment No. 50
                             The Victory Portfolios

           (Exact name of Registrant as Specified in Trust Instrument)

                                3435 Stelzer Road
                              Columbus, Ohio 43219
                     (Address of Principal Executive Office)

                                 (800) 362-5365
                        (Area Code and Telephone Number)

                                             Copy to:

Ellen F. Stoutamire, Esq.                    Carl Frischling, Esq.
BISYS Fund Services                          Kramer Levin Naftalis & Frankel LLP
3435 Stelzer Road                            919 Third Avenue
Columbus, Ohio 43219                         New York, New York 10022
(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: As soon as practicable after this registration statement becomes effective.

It is proposed that this filing will become effective:


|X|  Immediately upon filing pursuant to paragraph (b)                 |_|  on ____________ pursuant to paragraph (b)
|_|  60 days after filing pursuant to paragraph (a)(1)                 |_|  on (date) pursuant to paragraph (a)(1)
|_|  75 days after filing pursuant to paragraph (a)(2)                 |_|  on (date) pursuant to paragraph (a)(2) of rule 485.


If appropriate, check the following box:

|_| this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                              CROSS-REFERENCE SHEET

                             THE VICTORY PORTFOLIOS

                  (Pursuant to Rule 404 showing location in the prospectuses for the Fund for Income and Small Company Opportunity Fund, series of The Victory Portfolios, of the responses to the Items in Part A and location in the Statement of Additional Information of the responses to the Items in Part B of Form N-1A).

       Part A
       ------
     Form N-1A,
     Item Number       Prospectus Caption
     -----------       ------------------
        1(a)           Front Cover Page
         (b)           Back Cover Page
        2(a)           Risk/Return Summary - Investment Objective
         (b)           Risk/Return Summary - Principal Investment Strategies
         (c)           Risk/Return Summary - Principal Risks
           3           Risk/Return Summary - Fund Expenses
        4(a)           Risk/Return Summary - Investment Objective
         (b)           Risk/Return Summary - Principal Investment Strategies
         (c)           Risk Factors
        5(a)           Not Applicable
         (b)           Not Applicable
         (c)           Not Applicable
        6(a)           Organization and Management of the Funds
         (b)           Not Applicable
        7(a)           Share Price
         (b)           How to Buy Shares
         (c)           How to Sell Shares
         (d)           Dividends, Distributions and Taxes
         (e)           Important Information about Taxes
         (f)           Not Applicable
        8(a)           Not Applicable
         (b)           Organization and Management of the Funds - Distribution
                       and Service Plan
         (c)           Not Applicable
           9           Financial Highlights

       Part B
       ------
     Form N-1A,
      Item No.          Statement of Additional Information Caption
      --------          -------------------------------------------
       10(a)            Front Cover Page
         (b)            Table of Contents
       11(a)            Additional Information - Description of Shares
         (b)            Not Applicable
       12(a)            Statement of Additional Information
         (b)            Instruments in Which the Funds Can Invest
         (c)            Investment Policies and Limitations
         (d)            Temporary Defensive Measures - Short-Term Obligations
         (e)            Advisory and Other Contracts -- Portfolio Turnover
       13(a)            Trustees and Officers - Board of Trustees
         (b)            Trustees and Officers - Board of Trustees; Officers
         (c)            Trustees and Officers - Board of Trustees
         (d)            Trustees and Officers - Board of Trustees
         (e)            Trustees and Officers - Officers
       14(a)            Additional Information
         (b)            Additional Information
         (c)            Trustees and Officers - Officers
       15(a)            Advisory and Other Contracts - Investment Adviser
         (b)            Advisory and Other Contracts - Distributor
         (c)            Advisory and Other Contracts - Investment Adviser
         (d)            Transfer Agent; Other Servicing Plans; Distribution and
                        Service Plan; Fund Accountant; Legal Counsel
         (e)            Not Applicable
         (f)            Additional Purchase, Exchange, and Redemption
                        Information - Dealer Reallowances
         (g)            Distribution Plan
         (h)            Administrator; Transfer Agent; Custodian; Independent
                        Accountants; Legal Counsel
       16(a)            Portfolio Transactions
         (b)            Portfolio Transactions
         (c)            Portfolio Transactions
         (d)            Portfolio Transactions

         (e)            Not Applicable
       17(a)            Additional Information - Description of Shares
         (b)            Not Applicable
       18(a)            Additional Purchase, Exchange, and Redemption
                        Information; Purchasing Shares
         (b)            Not Applicable
         (c)            Additional Purchase, Exchange, and Redemption
                        Information; Purchasing Shares
         (d)            Additional Purchase, Exchange, and Redemption
                        Information
       19(a)            Taxes
         (b)            Taxes
       20(a)            Distributor
         (b)            Not Applicable
         (c)            Not Applicable
       21(a)            Performance of the Money Market Funds
         (b)            Performance of the Non-Money Market Fund
       22(a)            Independent Accountants
         (b)            Independent Accountants
         (c)            Not Applicable

Part C
------

Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C to this Registration Statement.

                                   [Key Logo]

                                 VICTORY FUNDS

                                   PROSPECTUS

As with all mutual funds, the Securities
and Exchange Commission has not approved
the Fund's securities or determined
whether this Prospectus is accurate or           FUND FOR INCOME
complete. Anyone who tells you otherwise         MARCH 29, 1999
is committing a crime.


Call Victory at:                                 Or Call Gradison McDonald at:
800-539-FUND (800-539-3863)                      800-869-5999 or 513-579-5999

                             THE VICTORY PORTFOLIOS

                                 PROSPECTUS FOR:
                                 FUND FOR INCOME


                                TABLE OF CONTENTS


                      RISK/RETURN SUMMARY OF THE FUND 2

   An analysis which includes the investment objective, principal strategies, principal risks, performance, and expenses


                                 Risk Factors 4


                                  Share Price 5


                      Dividends, Distributions, and Taxes 5



                            INVESTING WITH VICTORY 8
                           - Choosing a Share Class 8
                             - How to Buy Shares 10
                           - How to Exchange Shares 12
                             - How to Sell Shares 13


                   Organization and Management of the Fund 14


                            Additional Information 17


                  Other Securities and Investment Practices 18


                             Financial Highlights 19



KEY TO FUND INFORMATION


[LOGO]
OBJECTIVE AND STRATEGIES
The goals and the strategies that the
Fund plans to use to pursue its
investment objective.


[LOGO]
RISK FACTORS
The risks you may assume as an investor
in the Fund.


[LOGO]
PERFORMANCE
A summary of the historical performance
of the Fund in comparison to an
unmanaged index.


[LOGO]
EXPENSES
The costs you will pay, directly or
indirectly, as an investor in the Fund,
including sales charges and ongoing
expenses.


Shares of the Fund are:
  - Not insured by the FDIC;
  - Not deposits or other obligations of KeyBank or any of its affiliates.
  - Subject to investment risk, including possible loss of the amount invested.

FUND FOR INCOME                                        RISK/RETURN SUMMARY





[LOGO] INVESTMENT OBJECTIVE

The Fund seeks to provide a high level of current income consistent with preservation of shareholders' capital.



[LOGO] PRINCIPAL INVESTMENT STRATEGIES

The Fund pursues its investment objective by investing primarily in securities issued by the U.S. Government and its agencies or instrumentalities. The Fund currently invests only in securities that are guaranteed by the full faith and credit of the U.S. Government, and repurchase agreements collateralized by such securities.

     Under normal market conditions, the Fund primarily invests in:

- Mortgage-backed obligations and collateralized mortgage obligations (CMOs) issued by the Government National Mortgage Association (GNMA). The Fund will invest at least 65% of its total assets in GNMA securities.

- Obligations issued or guaranteed by the U.S. Government or by its agencies or instrumentalities with maturities generally in the range of 2 to 30 years.

     The Fund may invest in repurchase agreements collateralized by the securities described above. The Fund may, but is not required to, use derivative instruments, including:

     -    Writing covered call options

     -    Engaging in closing options transactions

     Please see the definition of a derivative instrument in the "Other Securities and Investment Practices" section at the end of this Prospectus.



[LOGO] PRINCIPAL RISKS

The Fund is subject to the following principal risks, more fully described in "Risk Factors." The Fund's net asset value, yield and/or total return may be adversely affected if any of the following occurs:

     -    The market value of securities acquired by the Fund declines

     - A particular strategy does not produce the intended result or the Portfolio Manager does not execute the strategy effectively

     -    Interest rates rise

     -    An issuer's credit quality is downgraded

     -    The Fund must reinvest interest or sale proceeds at lower rates

     -    The rate of inflation increases

     - The average life of a mortgage-related security is shortened or lengthened

     - A security on which the Fund has written a call option increases in value and is called away from the Fund.

An investment in the Fund is not a deposit of KeyBank or any of its affiliates and is not insured or guaranteed by the FDIC or any other government agency.

FUND FOR INCOME                                              Risk/Return Summary

[LOGO] INVESTMENT PERFORMANCE

The chart and table shown below give an indication of the risks of investing in the Fund by showing changes in the Fund's performance as of December 31 from year to year for the last ten years. The table below shows how the Fund's average annual returns for one year, five years and ten years compare to the returns of a broad-based securities market index. The figures shown assume reinvestment of dividends and distributions.

     On March 5, 1999, shareholders of Gradison Government Income Fund approved the reorganization of their fund into Class G Shares of the Fund for Income. At the time of the reorganization, the Fund for Income assumed the performance and accounting history of Gradison Government Income Fund.

     The performance information below is for Class G Shares of the Fund. Class A Shares have a sales charge and different expense ratio. If the sales charge was reflected, returns would be less than those shown.

1989     1990     1991     1992      1993      1994      1995      1996      1997      1998
12.75%   8.76%    14.07%   6.29%     7.58%     -3.67%    17.19%    3.50%     8.35%     7.37%

Past performance does not indicate future results.


During the period shown in the bar chart, the highest return for a quarter was 5.57% (quarter ending June 30, 1989) and the lowest return for a quarter was -3.04% (quarter ending March 31, 1994).



AVERAGE ANNUAL TOTAL RETURNS
(FOR THE PERIODS ENDED             PAST      PAST        PAST
DEC. 31, 1998)                   ONE YEAR   5 YEARS    10 YEARS

================================================================================
  Class A                          5.20%     5.90%      7.86%
--------------------------------------------------------------------------------
  Class G*                         7.37%     6.33%      8.08%
--------------------------------------------------------------------------------
  Lehman
  GNMA Index**                     6.93%     7.33%      9.24%

 * The performance data does not reflect the deduction of a maximum 2% sales charge which was in effect for the Gradison Government Income Fund from its inception until July 7, 1997.

** The Lehman GNMA Index is a broad-based unmanaged index that represents the general performance of GNMA securities.



[LOGO] FUND EXPENSES

This section will help you understand the costs and expenses you would pay, directly or indirectly, if you invest in the Fund.

SHAREHOLDER TRANSACTION EXPENSES
(PAID DIRECTLY FROM YOUR INVESTMENT)*      CLASS A     CLASS G
================================================================================
  Maximum Sales Charge
  Imposed on Purchases                      2.00%       NONE
  (as a percentage of offering price)
--------------------------------------------------------------------------------
  Maximum Sales Charge Imposed
  on Reinvested Dividends                   NONE        NONE
--------------------------------------------------------------------------------
  Deferred Sales Charge                     NONE**      NONE
--------------------------------------------------------------------------------
  Redemption Fees                           NONE        NONE
--------------------------------------------------------------------------------
  Exchange Fees                             NONE        NONE


** You may be charged additional fees if you buy, exchange, or sell shares through a broker or agent.

**   Except for investments of $1 million or more. See "Investing with Victory."

The Annual Fund Operating Expenses table below illustrates the operating expenses that you will incur as a shareholder of the Fund. The Fund pays these expenses from its assets.



ANNUAL FUND OPERATING EXPENSES         CLASS A      CLASS G
================================================================================
  Management Fees                        0.50%        0.50%
--------------------------------------------------------------------------------
  Distribution (12b-1) Fees              0.00%        0.25%
--------------------------------------------------------------------------------
  Other Expenses                         0.66% 1      0.30%
--------------------------------------------------------------------------------
  Total Fund Operating Expenses 2        1.16%        1.05%
--------------------------------------------------------------------------------
  Fee Waiver                            (0.16%)      (0.16%)
--------------------------------------------------------------------------------
  Net Expenses                           1.00% 3      0.89% 4

1    Includes a shareholder servicing fee of 0.25%.

2 The expenses shown are based on historical expenses of the Fund adjusted to reflect current expenses.

3 For the fiscal year ended October 31, 1998, the Adviser waived a portion of its fee so that the Fund's net operating expenses equaled 1.00% for Class A Shares. The Adviser has agreed to waive its management fee to the same extent that the fee is waived for Class G Shares until at least April 1,2001.

4 The Adviser has agreed to waive its management fee and/or reimburse expenses, as allowed by law, to the extent necessary to maintain the Fund's Class G net operating expenses at a maximum of 0.89% until at least April 1, 2001.



EXAMPLE: The following Example is designed to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods shown and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:



                         1 YEAR   3 YEARS   5 YEARS    10 YEARS
================================================================================
  Class A                $706      $981      $1,277     $2,116
--------------------------------------------------------------------------------
  Class G*               $ 91      $301      $  547     $1,253

* This Example assumes that Total Annual Fund Operating Expenses will equal 0.89% until April 1, 2001 and will equal 1.05% thereafter for Class G Shares.

[LOGO] RISK FACTORS

This Prospectus describes the principal risks that you may assume as an investor in the Fund. The "Other Securities and Investment Practices" section in this Prospectus provides additional information on the securities mentioned in the Risk/Return Summary for the Fund. As with any mutual fund, there is no guarantee that the Fund will earn income or show a positive total return over time. The Fund's price, yield, and total return will fluctuate. You may lose money if the Fund's investments do not perform well.

GENERAL RISKS:
- MARKET RISK is the risk that the market value of a security may fluctuate, depending on the supply and demand for that type of security. As a result of this fluctuation, a security may be worth more or less than the price the Fund originally paid for the security, or more or less than the security was worth at an earlier time. Market risk may affect a single issuer, an industry, a sector of the economy, or the entire market and is common to all investments.

- MANAGER RISK is the risk that the Fund's portfolio manager may use a strategy that does not produce the intended result. Manager risk also refers to the possibility that the portfolio manager may fail to execute the Fund's investment strategy effectively and, thus, fail to achieve its objective.


RISKS ASSOCIATED WITH INVESTING IN DEBT SECURITIES:

- INTEREST RATE RISK. The value of a debt security typically changes in the opposite direction from a change in interest rates. When interest rates go up, the value of a debt security typically goes down. When interest rates go down, the value of a debt security typically goes up. Generally, the market values of securities with longer maturities are more sensitive to changes in interest rates.

- INFLATION RISK is the risk that inflation will erode the pupurchasing power of the cash flows generated by debt securities held by the Fund. Fixed-rate debt securities are more susceptible to this risk than floating-rate debt securities or equity securities that have a record of dividend growth.

- REINVESTMENT RISK is the risk that when interest rates are dedeclining the Fund will have to reinvest interest income or prepayments on a security at lower interest rates. Generally, interest rate risk and reinvestment risk have offsetting effects.

- CREDIT (OR DEFAULT) RISK is the risk that the issuer of a debt sesecurity will be unable to make timely payments of interest or principal. Although the Fund generally invests in only high-quality securities, the interest or principal payments may not be insured or guaranteed on all securities. Credit risk is measured by nationally recognized statistical ratings organizations, such as S&P, Fitch, or Moody's.

RISKS ASSOCIATED WITH INVESTING IN MORTGAGE-RELATED SECURITIES:

- PREPAYMENT RISK. Prepayments of principal on mortgage-related sesecurities affect the average life of a pool of mortgage-related securities. The level of interest rates and other factors may affect the frequency of mortgage prepayments. In periods of rising interest rates, the prepayment rate tends to decrease, lengthening the average life of a pool of mortgage- related securities. In periods of falling interest rates, the prepayment rate tends to increase, shortening the average life of a pool of mortgage-related securities. Prepayment risk is the risk that, because prepayments generally occur when interest rates are falling, the Fund may have to reinvest the proceeds from prepayments at lower interest rates.

- EXTENSION RISK is the risk that the rate of anticipated prprepayments on principal may not occur, typically because of a rise in interest rates, and the expected maturity of the security will increase. During periods of rapidly rising interest rates, the effective average maturity of a security may be extended past what the Portfolio Manager anticipated that it would be. The market value of securities with longer maturities tend to be more volatile.


By matching your investment objective with an acceptable level of risk, you can create your own customized investment plan.

It is important to keep in mind one basic principle of investing: in general, the greater the potential reward. The reverse is also generally true: the lower the risk, the lower the potential reward.


An investment in the Fund is not a
complete investment program.

SHARE PRICE

The Fund calculates its share price, called its "net asset value" (NAV), each business day, at the close of trading on the New York Stock Exchange, Inc.
(NYSE), which is normally at 4:00 p.m. Eastern Time. You may buy, exchange, and sell your shares on any business day at the NAV that is calculated after you place your order. A business day is a day on which the Federal Reserve Bank of Cleveland and the NYSE are open or any day in which enough trading has occurred in the securities held by the Fund to materially affect the NAV. You may not be able to buy or sell shares on certain holidays when the Federal Reserve Bank of Cleveland is closed, but the NYSE and other financial markets are open.

The Fund values its investments based on market value. When market quotations are not readily available, the Fund values its investments based on fair value methods approved by the Board of Trustees of the Victory Portfolios. Each class of the Fund calculates its NAV by adding up the total value of its investments and other assets, subtracting its liabilities, and then dividing that figure by the number of outstanding shares of the class.


        Total Assets-Liabilities
NAV=  ----------------------------
      Number of Shares Outstanding


     You can find the Fund's net asset value each day in the Wall Street Journal and other newspapers.

The daily NAV is useful to you as a shareholder because the NAV, multiplied by the number of Fund shares you own gives you the value of your investment.

DIVIDENDS, DISTRIBUTIONS, AND TAXES

As a shareholder, you are entitled to your share of net income and capital gains on the Fund's investments. The Fund passes its earnings along to investors in the form of dividends. Dividend distributions are the net income earned on investments after expenses.

     Ordinarily, the Fund declares and pays dividends monthly. Each class of shares declares and pays dividends separately. Generally, the Fund will distribute short-term gains, as necessary, and if the Fund makes a long-term capital gain distribution, it is normally paid once a year. As with any investment, you should consider the tax consequences of an investment in the Fund.

Buying a Dividend. You should check the Fund distribution schedule before you invest. If you buy shares of the Fund shortly before it makes distribution, some of your investment may come back to you as a taxable distribution.

You can receive distributions in one of the following ways.

REINVESTMENT OPTION
You can have distributions automatically reinvested in additional shares of the Fund. If you do not indicate another choice on your Account Application, you will be assigned this option automatically.

CASH OPTION
A check will be mailed to you no later than seven days after the pay date.

INCOME EARNED OPTION
You can automatically reinvest your dividends in your Fund and have your capital gains paid in cash, or reinvest capital gains and have your dividends paid in cash.

DIRECTED DIVIDENDS OPTION
In most cases, you can automatically reinvest distributions in the same class of shares of another fund of the Victory Group. If you reinvest your distributions in a different class of another fund, you may pay a sales charge on the reinvested distributions.

DIRECTED BANK ACCOUNT OPTION
In most cases, you can automatically transfer distributions to your bank checking or savings account. Under normal circumstances, the Transfer Agent will transfer your distributions within seven days of the pay date. The bank account must have a registration identical to that of your Fund account.

IMPORTANT INFORMATION ABOUT TAXES
The Fund pays no federal income tax on the earnings and capital gains it distributes to shareholders.

- Ordinary dividends from the Fund are taxable to shareholders as orordinary income; dividends from the Fund's long-term capital gains are taxable as capital gain. Capital gains may be taxable at different rates depending upon how long the Fund holds certain assets.

- Dividends are treated in the same manner for federal income tax pupurposes whether you receive them in cash or in additional shares. They also may be subject to state and local taxes.

- Dividends from the Fund that are attributable to interest on cecertain U.S. Government obligations may be exempt from certain state and local income taxes. The extent to which ordinary dividends are attributable to these U.S. Government obligations will be provided on the tax statements you receive from the Fund.

- An exchange of the Fund's shares for shares of another fund will be treated as a sale. When you sell or exchange shares of the Fund, you must recognize any gain or loss.

- Certain dividends paid to you in January may be taxable as if they had been paid to you the previous December.

- Tax statements will be mailed from the Fund every January showing ththe amounts and tax status of distributions made to you.

- Because your tax treatment depends on your purchase price and tax position, you should keep your regular account statements for use in determining your tax.

- You should review the more detailed discussion of federal income tatax considerations in the SAI.

     The following table provides general guidelines for potential federal income tax liability when you sell or exchange shares of the Fund (unless your investment is in a tax-deferred retirement plan like an IRA). In general, distributions are taxable as follows:




                                     TAX RATE FOR
                       TAX RATE FOR   28% BRACKET
TYPE OF DISTRIBUTION   15% BRACKET     OR ABOVE
===============================================================================
  Income                Ordinary       Ordinary
  dividends            income rate    income rate
--------------------------------------------------------------------------------
  Short-term capital
  gains (Shares sold    Ordinary       Ordinary
  up to 12 months      income rate    income rate
  after purchase)
--------------------------------------------------------------------------------
  Long-term capital
  gains (Shares sold
  more than 12 months      10%            20%
  after purchase)


The tax information in this Prospectus
is provided as general information. You
should consult your own tax adviser
about the tax consequences of an
investment in the Fund.

INVESTING WITH VICTORY

If you are looking for a convenient way to open an account or to add money to an existing account, Victory can help. The sections that follow will serve as a guide to your investments with Victory. The following sections will describe how to open an account, how to access information on your account, and how to buy, exchange and sell shares of the Fund. We want to make it simple for you to do business with us. If you have questions about any of this information, please call your Investment Professional, a representative of the Gradison Division of McDonald Investments Inc., an affiliate of KAM (Gradison McDonald), at 513-579-5999 or 800-869-5999, or one of our customer service representatives at 800-539-FUND. They will be happy to assist you.


CHOOSING A SHARE CLASS

The Fund offers both Class A and Class G Shares. Class A Shares have a front end sales charge of 2.00%. Class G Shares have no front end sales charge. Class G Shares are available only through certain broker-dealers.

Each class has its own cost structure, allowing you to choose the one that best meets your requirements. Your Investment Professional also can help you decide.


                                    CLASS A

- Front-end sales charge, as described later. There are several ways to rereduce this charge.
- Higher annual expenses than Class G Shares.


                                    CLASS G

- No front-end sales charge. All your money goes to work for you right away.
- No deferred sales charge.
- - Lower annual expenses than Class A Shares.
- Class G Shares are sold only by certain broker-dealers.


CALCULATION OF SALES CHARGES-CLASS A

Class A shares are sold at their public offering price, which is the NAV plus the applicable initial sales charge. The sales charge as a percentage of your investment decreases as the amount you invest increases. The current sales charge rates are listed in the following table.



                                         Sales Charge             Sales Charge
                                          as a % of                 as a % of
Your Investment in the Fund             Offering Price          Your Investment
================================================================================
   Up to $50,000                              2.00%                  2.04%
--------------------------------------------------------------------------------
   $50,000 up to $100,000                     1.75%                  1.78%
--------------------------------------------------------------------------------
   $100,000 up to $250,000                    1.50%                  1.52%
--------------------------------------------------------------------------------
   $250,000 up to $500,000                    1.25%                  1.27%
--------------------------------------------------------------------------------
   $500,000 up to $1,000,000                  1.00%                  1.01%
--------------------------------------------------------------------------------
   $1,000,000 and above*                      0.00%                  0.00%


* There is no initial sales charge on purchases of $1 million or more. However, a contingent deferred sales charge (CDSC) of up to 1.00% of the purchase price will be charged to the shareholder if shares are redeemed in the first year after purchase, or at 0.50% within two years of the purchase. This charge will be based on either the cost of the shares or net asset value at the time of redemption, whichever is lower. There will be no CDSC on reinvested distributions.

All you need to do to get started is to
fill out an application.

An Investment Professional is an
investment consultant, salesperson,
financial planner, investment adviser,
or trust officer who provides you with
investment information.

- Sales Charge Reductions and Waivers for Class A Shares


You may qualify for reduced sales charges in the following cases:

1. A Letter of Intent lets you buy Class A Shares of the Fund over a 13-month period and receive the same sales charge as if all shares had been purchased at one time. You must start with a minimum initial investment of 5% of the total amount.

2. Rights of Accumulation allow you to add the value of any Class A Shares you already own to the amount of your next Class A investment for purposes of calculating the sales charge at the time of purchase.

3. You can combine Class A Shares of multiple Victory Funds, (excluding money market funds) for purposes of calculating the sales charge. The combination privilege also allows you to combine the total investments from the accounts of household members of your immediate family (spouse and children under 21) for a reduced sales charge at the time of purchase.

4.   Waivers for certain investors:

     a. Current and retired Fund Trustees, directors, trustees, employees, and family members of employees of KeyCorp or "Affiliated Providers,"* and dealers who have an agreement with the Distributor and any trade organization to which the Adviser or the Administrator belong.

     b. Investors who buy shares for trust or other advisory accounts established with KeyCorp or its affiliates.

     c. Investors who reinvest a distribution from a deferred compensation plan, agency, trust, or custody account that was maintained by KeyBank National Association or its affiliates, the Victory Group, or invested in a fund of the Victory Group.

     d. Investors who reinvest shares from another mutual fund complex or the Victory Group within 90 days after redemption, if they paid a sales charge for those shares.

     e. Investment Professionals who purchased Fund shares for fee-based investment products or accounts, and selling brokers and their sales representatives.

     f. Participants in tax-deferred retirement plans that meet at least one of the following requirements: more than $1 million in plan assets; or 100 eligible employees; or if all of the plan's transactions are executed through a single financial institution or service organization which has an agreement to sell the Victory Funds in connection with such accounts.

There are several ways you can combine multiple purchases in the Victory Funds and take advantage of reduced sales charges.

9

* Affiliated Providers are affiliates and subsidiaries of KeyCorp, and any organization that provides services to the Victory Group.

HOW TO BUY SHARES

You can buy shares in a number of different ways. All you need to do to get started is to fill out an application. The minimum initial investment required to open an account is $500 ($100 for IRAs), with additional investments of at least $25. You can send in your payment by check, wire transfer, exchange from another Victory Fund, or through arrangements with your Investment Professional. Sometimes an Investment Professional will charge you a fee for these services. This fee will be in addition to, and unrelated to, the fees and expenses charged by the Fund.

     If you buy shares directly from the Fund and your investment is received and accepted by the close of trading on the NYSE (usually 4:00 p.m. Eastern
Time), your purchase will be processed the same day using that day's share price.

Make your check payable to:

                                                     THE VICTORY FUNDS



Keep the following addresses handy for purchases, exchanges, or redemptions:


      By Regular U.S. Mail         CLASS A SHARES                          CLASS G SHARES

Send a completed Account           The Victory Funds                       The Victory Funds
Application with your check,       P.O. Box 8527                           c/o Gradison McDonald
bank draft, or money order to:     Boston, MA 02266-8527                   580 Walnut Street
                                                                           Cincinnati, OH 45202


      By Overnight Mail            CLASS A SHARES                          CLASS G SHARES

Use this address ONLY for          The Victory Funds                       The Victory Funds
overnight packages.                c/o Boston Financial Data Services      c/o Gradison McDonald
                                   66 Brooks Drive                         580 Walnut Street
                                   Braintree, MA 02184                     Cincinnati, OH 45202
                                   PHONE: 800-539-FUND                     PHONE: 513-579-5999
                                                                           or: 800-869-5999


      By Wire                      CLASS A SHARES                          CLASS G SHARES


The Transfer Agent does not        The Victory Funds 800-539-FUND          The Victory Funds
charge a wire fee, but your        State Street Bank and Trust Co.         c/o Gradison McDonald
originating bank may charge a      ABA #011000028                          513-579-5999 or 800-869-5999
fee. Always call the Transfer      For Credit to DDA                       Firstar Bank
Agent BEFORE wiring funds and      Account #9905-201-1                     ABA #042000013
to obtain a confirmation                                                   For Credit to DDA
number.                            For Further Credit to Account #         Account #8236234
                                   (insert account number, name,
                                   and confirmation number
                                   assigned by the Transfer Agent)


      By Telephone                 CLASS A SHARES                          CLASS G SHARES

                                   Victory at:                             Gradison McDonald at:
                                   800-539-FUND                            513-579-5999
                                   (800-539-3863)                          or 800-869-5999

FAX Number:
800-529-2244


Telecommunication Device for the Deaf (TDD):
800-970-5296

- ACH
After your account is set up, your purchase amount can be transferred by Automated Clearing House (ACH). Only domestic member banks may be used. It takes about 15 days to set up an ACH account. Currently, the Fund does not charge a fee for ACH transfers.


- STATEMENTS AND REPORTS
You will receive a periodic statement reflecting any transactions that affect the balance or registration of your account. You will receive a confirmation after any purchase, exchange, or redemption. If your account has been set up by an Investment Professional, account activity will be detailed in your account statements. Share certificates are not issued. Twice a year, you will receive the financial reports of the Fund. By January 31 of each year, you will be mailed an IRS form reporting distributions for the previous year, which also will be filed with the IRS.

- SYSTEMATIC AND AUTOMATIC
    INVESTMENT PLAN
To enroll in the Systematic or Automatic Investment Plan, you should check this box on the Account Application or complete a separate Automatic Investment Plan Application. We will need both your bank information and the amount and frequency of your investment. You can select monthly, quarterly, semi-annual, or annual investments. You should attach a voided personal check so the proper information can be obtained. You must first meet the minimum initial investment requirement of $500 ($100 for IRAs), then we will make automatic withdrawals of the amount you indicate ($25 or more) from your bank account and invest it in shares of the Fund.


- RETIREMENT PLANS
You can use the Fund as part of your retirement portfolio. Your Investment Professional can set up your new account under one of several tax-deferred retirement plans. Please contact your Investment Professional or the Fund for details regarding an IRA or other retirement plan that works best for your financial situation.

If you would like to make additional
investments after your account is
established, use the Investment Stub
attached to your confirmation statement
and send it with your check to the
address indicated.

All purchases must be made in U.S. dollars and drawn on U.S. banks. The Transfer Agent may reject any purchase order in its sole discretion. If your check is returned for any reason, you will be charged for any resulting fees and/or losses. Third party checks may not be accepted. You may only buy or exchange into fund shares legally available in your state. If your account falls below $500, we may ask you to re-establish the minimum investment. If you do not do so within 60 days, we may close your account and send you the value of your account.

HOW TO EXCHANGE SHARES

You can sell shares of one fund of the Victory Portfolios to buy shares of another. This is considered an exchange. You may exchange shares of one Victory fund for shares of the same class of any other, generally without paying any additional sales charges.


You can exchange shares of the Fund by writing or calling the Transfer Agent at 800-539-FUND or Gradison McDonald at 513-579-5999 or 800-869-5999. When you exchange shares of the Fund, you should keep the following in mind:

-    Both funds must offer the exchange privilege.


- Shares of the Fund may be exchanged at relative net asset value. This means that if you own Class A Shares of the Fund, you can only exchange them for Class A Shares of another fund and not pay a sales charge. If you exchange into a fund with a higher sales charge, you pay the percentage-point difference between that fund's sales charge and any sales charge you had previously paid in connection with the shares you are exchanging. If you exchange from the Fund to buy Class A Shares of another fund in the Victory Group that has a 5.75% sales charge, you would pay the 3.75% difference in sales charge.

- If you bought Class G Shares after the reorganization of the Gradison Funds into Victory Funds, you can exchange into Class G Shares, Select Shares, or any single class money market fund shares of a fund without paying a sales charge. If a fund has both Class G and Class A Shares, a Class G shareholder can exchange into only Class GShares. However, if you owned Class G Shares before the reorganization, you can exchange into Class A Shares of any Victory Fund that does not offer Class G Shares without paying a sales charge.

-    Exchange orders will be accepted up to 4:00 P.M. Eastern Time.

- You must meet the minimum purchase requirements for the fund you purchase by exchange.

- The registration and tax identification numbers of the two accounts must be identical.

- You must hold the shares you buy when you establish your account for at least seven days before you can exchange them; after the account is open seven days, you can exchange shares on any business day.

- Effective April 1, 1999, the Fund may refuse any exchange purchase request if the Adviser determines that the request is associated with a market timing strategy. The Fund may terminate or modify the exchange privilege at any time on 30 days' notice to shareholders.

-    An exchange of Fund shares constitutes a sale for tax purposes.


- Before exchanging, read the prospectus of the fund you wish to purchase by exchange.


You can obtain a list of funds available for exchange by calling the Transfer Agent at 800-539-FUND or Gradison McDonald at 513-579-5999 or 800-869-5999.

HOW TO SELL SHARES

If your request is received and accepted by the close of trading on the NYSE (usually 4:00 p.m. Eastern Time), your redemption will be processed the same day.


BY TELEPHONE

The easiest way to sell shares is by calling 800-539-FUND or Gradison McDonald at 513-579-5999 or 800-869-5999. When you fill out your original application, be sure to check the box marked "Telephone Authorization." Then when you are ready to sell, call and tell us which one of the following options you would like to use:

-    Mail a check to the address of record;


-    Wire funds to a domestic financial institution;


-    Electronically transfer your redemption via the Automated Clearing House
     (ACH). This feature is available only to certain accounts.

     The Transfer Agent records all telephone calls for your protection and takes measures to verify the identity of the caller. If the Transfer Agent properly acts on telephone instructions and follows reasonable procedures to ensure against unauthorized transactions, neither Victory, its servicing agents, the Adviser, nor the Transfer Agent will be responsible for any losses. If the Transfer Agent does not follow these procedures, it may be liable to you for losses resulting from unauthorized instructions.

     If there is an unusual amount of market activity and you cannot reach the Transfer Agent or your Investment Professional by telephone, consider placing your order by mail.


BY MAIL

Use the Regular U.S. Mail or Overnight Mail Address to sell shares. Send us a letter of instruction indicating your Fund account number, amount of redemption, and where to send the proceeds. A signature guarantee is required for the following redemption requests:

-  Redemptions over $10,000;


-  Your account registration has changed within the last 15 days;


-  The check is not being mailed to the address on your account;


-  The check is not being made payable to the owner of the account;


- The redemption proceeds are being transferred to another Victory Fund account with a different registration; or

-  The check or wire is being sent to a different bank account.


     You can get a signature guarantee from a financial institution such as a bank, broker-dealer, credit union, clearing agency, or savings association.


BY WIRE

If you want to sell shares by wire, you must establish a Fund account that will accommodate wire transactions. If you call by 4:00 p.m. Eastern time, your funds will be wired on the next business day.


By ACH

Normally, if this feature is available for your account, your redemption will be processed on the same day or the next day if received after 4:00 p.m. Eastern Time. It will be transferred by ACH as long as the transfer is to a domestic bank, and the ACH feature is available for your account.

There are a number of convenient ways to sell your shares. You can use the same mailing address listed for purchases.

- SYSTEMATIC WITHDRAWAL PLAN


If you check this box on the Account Application, we will send monthly, quarterly, semi-annual, or annual payments to the person you designate. The minimum withdrawal is $25, and you must have a balance of $5,000 or more. Once again, we will need a voided personal check to activate this feature. You should be aware that your account eventually may be depleted and that each withdrawal will be a taxable transaction. However, you cannot automatically close your account using the Systematic Withdrawal Plan. If your balance falls below $500, we may ask you to bring the account back to the minimum balance. If you decide not to increase your account to the minimum balance, your account may be closed and the proceeds mailed to you.

-  ADDITIONAL INFORMATION ABOUT REDEMPTIONS
- - Redemption proceeds from the sale of shares purchased by a check may be held up to 15 business days or until the purchase check has cleared.

-  The Fund may suspend your right to
     redeem your shares in the following
     circumstances:

     During non-routine closings of the NYSE;

     When the Securities and Exchange Commission (SEC) determines that (a) trading on the NYSE is restricted or (b) when an emergency prevents the sale or valuation of the Fund's securities; or

     When the SEC orders a suspension to protect the Fund's shareholders.

- The Fund will pay redemptions by any one shareholder during any 9090-day period in cash up to the lesser of $250,000 or 1% of the Fund's net assets. The Fund reserves the right to pay the remaining portion "in kind," that is, in portfolio securities rather than cash.

ORGANIZATION AND MANAGEMENT OF THE FUND

- ABOUT VICTORY


The Fund is a member of The Victory Portfolios, a group of over 30 distinct investment portfolios. The Board of Trustees of Victory has the overall responsibility for the management of the Fund.

THE INVESTMENT ADVISER
AND SUB-ADMINISTRATOR

The Fund has an Advisory Agreement which is one of its most important contracts. Key Asset Management Inc. (KAM), a New York corporation registered as an investment adviser with the SEC, is the adviser to the Fund. KAM, a subsidiary of KeyCorp, oversees the operations of the Fund according to investment policies and procedures adopted by the Board of Trustees. Affiliates of the Adviser manage approximately $68 billion for a limited number of individual and institutional clients. KAM's address is 127 Public Square, Cleveland, Ohio 44114. During the fiscal year ended October 31, 1998, KAM was paid a management fee based on a percentage of the average daily net assets of the Fund (after waivers) at an annual rate of 0.07%.

Under a Sub-Administration Agreement, BISYS Fund Services Ohio, Inc., the Fund's administrator, pays KAM a fee at the annual rate of up to 0.05% of the Fund's average daily net assets to perform some of the administrative duties for the Fund.

-  PORTFOLIO MANAGEMENT
Thomas M. Seay has been the Portfolio Manager of the Fund since January 1999, and is primarily responsible for the day-to-day management of the Fund's portfolio. Mr. Seay, a Senior Vice President of McDonald Investments Inc., also served as Portfolio Manager of the Gradison Government Income Fund since April 1998. From March 1987 until April 1998, he served as Vice President and Fixed Income Portfolio Manager, Lexington Management Corporation.

- SHAREHOLDER SERVICING PLAN
The Fund has adopted a Shareholder Servicing Plan for its Class A Shares. The shareholder servicing agents perform a number of services for their customers who are shareholders of the Fund. They establish and maintain accounts and records, process dividend payments, arrange for bank wires, assist in transactions, and change account information. For these services the Fund pays a fee at an annual rate of up to 0.25% of the average daily net assets of the Class of Shares serviced by the agent. The Fund may enter into agreements with various shareholder servicing agents, including KeyBank National Association and its affiliates, other financial institutions, and securities brokers. The Fund may pay a servicing fee to broker-dealers and others who sponsor "no transaction fee" or similar programs for the purchase of shares. Shareholder servicing agents may waive all or a portion of their fee periodically.

-  DISTRIBUTION AND SERVICE PLAN
According to Rule 12b-1 under the Investment Company Act of 1940, Victory has adopted a Distribution and Service Plan for Class A shares of the Fund. The Fund does not pay expenses under this plan.

     Victory also adopted a Rule 12b-1 Distribution and Service Plan for Class G Shares of the Fund, under which these Shares will pay to the Distributor a monthly service fee at an annual rate of 0.25% of the average daily net assets of the Fund. The service fee is paid to securities broker dealers or other financial intermediaries for providing personal services to shareholders of the Funds, including responding to inquires, providing information to shareholders about their Fund accounts, establishing and maintaining accounts and records, processing dividend and distribution payments, arranging for bank wires, assisting in transactions, and changing account information. The Fund may enter into agreements with various shareholder servicing agents, including KeyBank National Association and its affiliates, and with other financial institutions that provide such services.

     Because 12b-1 fees are paid out of the Fund's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. We want you to know who plays what role in your investment and how they are related. This section discusses the organizations employed by the Fund to provide services to the Fund's shareholders. Each of these organizations is paid a fee for its services.

We want you to know who plays what role
in your investment and how they are
related. This section discusses the
organization employed by the Fund to
provide services to the Fund's
shareholders. Each of these
organizations is paid a fee for its
services.

     OPERATIONAL STRUCTURE OF THE FUND

               TRUSTEES                              ADVISOR

            SHAREHOLDERS

        FINANCIAL SERVICES FIRMS AND            Gradison Division
       THEIR INVESTMENT PROFESSIONALS        McDonald Investments Inc.
       Advise current and prospective
   shareholders on their Fund investments.

                                               Provides
                                               services
                                               to
                                               certain
                                               shareholders.

    Transfer Agent/Servicing Agent
  State Street Bank and Trust Company
          225 Franklin Street
           Boston, MA 02110

    Boston Financial Data Services
          Two Heritage Drive
           Quincy, MA 02171

Handles services such as record-keeping, statements, processing of buy and sell requests, distribution of dividends, and servicing of shareholder accounts.

       Administrator, Distributor,                       Custodian
           and Fund Accountant                Key Trust Company of Ohio, N.A.
           BISYS Fund Services                       127 Public Square
           and its affiliates                       Cleveland, OH 44114
            3435 Stelzer Road
           Columbus, OH 43219                 Provides for safekeeping of the
                                             Fund's investments and cash, and
Markets the Fund, distributes shares         settles trades made by the Fund.
through Investment Professionals, and
calculates the value of shares. As
Administrator, handles the day-to-day
activities of the Fund.

            Sub-Administrator
        Key Asset Management Inc.
            127 Public Square
           Cleveland, OH 44114

            Performs certain
      sub-administrative services.




The Fund is supervised by the Board of
Trustees who monitors the services
provided to investors.

Additional Information

- SHARE CLASSES
The Fund offers only the classes of shares described in this Prospectus. At some future date, the Fund may offer additional classes of shares through a separate prospectus.

- CODE OF ETHICS
The Fund and the Adviser have each adopted a Code of Ethics to which all investment personnel and all other access persons of the Fund must conform. Investment personnel must refrain from certain trading practices and are required to report certain personal investment activities. Violations of the Code of Ethics can result in penalties, suspension, or termination of employment.

- BANKING LAWS
The Adviser is a subsidiary of a bank holding company. Banking laws, including the Glass-Steagall Act, currently prevent a bank holding company or its affiliates from sponsoring, organizing, or controlling a registered, open-end investment company. However, bank holding company subsidiaries may act as an investment adviser, transfer agent, custodian, or shareholder servicing agent. They also may pay third parties for performing these functions and buy shares of such an investment company for their customers. Should these laws change in the future, the Trustees would consider selecting another qualified firm so that all services would continue.

- PERFORMANCE
The Victory Funds may advertise the performance of the Fund by comparing it to other mutual funds with similar objectives and policies. Performance information also may appear in various publications. Any fees charged by Investment Professionals may not be reflected in these performance calculations. Advertising information will include the average annual total return of the Fund calculated on a compounded basis for specified periods of time. Total return information will be calculated according to rules established by the SEC. Such information may include performance rankings and similar information from independent organizations, such as Lipper Analytical Services, Inc., and industry publications such as Morningstar, Business Week, or Forbes. You also should see "Investment Performance."

- YEAR 2000 ISSUES
Like all mutual funds, the Fund could be adversely affected if the computer systems used by its service providers, including shareholder servicing agents, are unable to recognize dates after 1999. The Fund's service providers have been actively updating their systems to be able to process Year 2000 data. There can be no assurance, however, that these steps will be adequate to avoid a temporary service disruption or other adverse impact on the Fund. In addition, an issuer's failure to process accurately Year 2000 data may cause that issuer's securities to decline in value or delay the payment of interest to the Fund.

- SHAREHOLDER COMMUNICATIONS
In order to eliminate duplicate mailings to an address at which two or more shareholders with the same last name reside, the Fund will send only one copy of any financial reports, prospectuses, and their supplements.


Some additional information you should know about the Fund.

If you would like to receive additional copies of any materials, please call the Fund at 800-539-FUND, or Gradison McDonald at 513-579-5999 or 800-869-5999.

OTHER SECURITIES AND INVESTMENT PRACTICES

The following table describes some of the types of securities the Fund may choose to buy under normal market conditions. The Fund primarily invests in debt securities. However, for cash management or for temporary defensive purposes in response to market conditions, the Fund may hold all of its assets in cash or short-term money market instruments. This may reduce the benefit from any upswing in the market and may cause the Fund to fail to meet its investment objective. For more information on ratings and detailed descriptions of each of the investments, see the SAI.

U.S. GOVERNMENT SECURITIES. Notes and bonds issued or guaranteed by the U.S. government, its agencies or instrumentalities. Some are direct obligations of the U.S. Treasury; others are obligations only of the U.S. agency or instrumentality.

*MORTGAGE-BACKED SECURITIES. Instruments secured by a mortgage or pools of mortgages.

COLLATERALIZED MORTGAGE OBLIGATIONS. Debt obligations that are secured by mortgage-backed certificates. Some are issued by U.S. government agencies and instrumentalities.

SHORT-TERM DEBT OBLIGATIONS. Includes bankers' acceptances, certificates of deposit, prime quality commercial paper, Eurodollar obligations, variable and floating rate notes, cash, and cash equivalents.

*VARIABLE & FLOATING RATE SECURITIES. The interest rate offered by a variable rate security adjusts (resets) on particular dates (such as the last day of a month or calendar quarter). The interest rate offered by a floating rate security adjusts whenever a specified interest rate (such as a bank's prime leading rate) changes. Upon adjustment, the market value of a variable or floating rate security can reasonably be expected to equal its amortized cost. Some of these securities may be illiquid.

RECEIPTS. Separately traded interest or principal components of U.S. Government securities.

REPURCHASE AGREEMENTS. An agreement involving the Fund's purchase of a security and the seller's agreement to repurchase the same security at a stated price plus interest. The seller's obligation to the Fund is secured by the instrument. Subject to an exemptive order from the SEC, the Adviser may combine repurchase transactions among one or more Victory Funds into a single transaction.

*FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS. Contracts involving the right or obligation to deliver or receive assets or money depending on the performance of one or more assets or a securities index. To reduce the effects of leverage, liquid assets equal to the contract commitment are set aside to cover the commitment. The Fund may invest in futures in an effort to hedge against market risk.

*OPTIONS. The Fund may write, or sell, a covered call option on a security that it owns or on an index to hedge its position or generate additional income.

SECURITIES LENDING. To generate additional income, the Fund may lend its portfolio securities. The Fund will receive collateral for the value of the security plus any interest due. The Fund only will enter into securities lending arrangements with entities that the Adviser has determined are credit-worthy. Subject to an exemptive order from the SEC, Key Trust Company of Ohio, N.A., the Fund's Custodian and lending agent, may earn a fee based on the amount of income earned on the investment of collateral.

INVESTMENT COMPANY SECURITIES. Shares of other mutual funds with similar investment objectives. The following limitations apply: (1) No more than 5% of the Fund's total assets may be invested in one mutual fund, (2) the Fund and its affiliates may not own more than 3% of the securities of any one mutual fund, and (3) no more than 10% of the Fund's total assets may be invested in combined mutual fund holdings.

*Derivative Instruments: Indicates a "derivative instrument," whose value is linked to, or derived from another security, instrument, or index.

The Fund may, but is not required to, use derivative instruments for any of the following reasons:

   - To hedge against adverse changes in the market value of securities

   - As a temporary substitute for purchasing or selling securities

   - In limited situations, to attempt to profit from anticipated market developments

FINANCIAL HIGHLIGHTS                                     FUND FOR INCOME

The Financial Highlights table is intended to help you understand the Fund's financial performance for the past five years. Certain information shows the results of an investment in one share of the Fund. The total returns in the table represent the rate that an investor would have earned on an investment in the Fund (assuming reinvestment of all dividends and distributions).

     These financial highlights reflect historical information about the Gradison Government Income Fund, the predecessor to the Fund. The financial highlights for the five fiscal years ended December 31, 1998 were audited by Arthur Andersen LLP, whose report, along with the financial statements of the Fund, are included in the Fund's annual report, which is available by calling the Fund at 800-539-FUND or Gradison McDonald at 513-579-5999 or 800-869-5999. The Fund for Income assumed the performance and accounting history of Gradison Government Income Fund after the reorganization.





                                              Year        Year         Year         Year        Year
                                             Ended       Ended        Ended         Ended       Ended
                                            Dec. 31,     Dec. 31,     Dec. 31,     Dec. 31,    Dec. 31,
                                              1998        1997         1996         1995         1994
----------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
   BEGINNING OF PERIOD                     $ 13.139     $ 12.884     $ 13.214     $ 12.018     $ 13.373
----------------------------------------------------------------------------------------------------------
Income from Investment Operations:
   Net investment income                       .766         .775         .778         .786         .755
   Net realized and unrealized gain
     (loss) on investments                     .168         .256        (.340)       1.232       (1.244)
----------------------------------------------------------------------------------------------------------

       Total Income (Loss) from
         Investment Operations                 .934        1.031         .438        2.018        (.489)
----------------------------------------------------------------------------------------------------------

Distributions to Shareholders
   Dividends from net investment income       (.757)       (.776)       (.768)       (.787)       (.779)
   Dividends in excess of net
     investment income                           --           --           --           --        (0.13)
   Dividends from realized capital gains         --           --           --           --        (.053)
   Distributions from paid-in capital            --           --           --        (.035)       (.021)
----------------------------------------------------------------------------------------------------------

   Total Distributions
     to Shareholders                          (.757)       (.776)       (.768)       (.822)       (.866)
----------------------------------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD             $ 13.316     $ 13.139     $ 12.884     $ 13.214     $ 12.018
----------------------------------------------------------------------------------------------------------

Total Return (a)                               7.37%        8.36%        3.51%       17.20%       (3.69%)

RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in millions)    $  159.7     $  155.1     $  162.9     $  185.4     $  184.0
Ratio of gross expenses to average
   net assets(b)                                .90%         .90%         .90%         .92%          --
Ratio of net investment income
   to average net assets                        .89%         .90%         .90%         .92%         .90%
Ratio of net investment income
   to average net assets                       5.79%        6.04%        6.06%        6.19%        6.03%
Portfolio turnover rate                          36%          12%          13%          16%          21%



(a) Total return is based upon an initial investment purchased without a sales charge.

(b) Effective December 31, 1995, this ratio reflects gross expenses before reduction for earnings credits on cash balances; such reductions are included in the ratio of net expenses.

                     This page is intentionally left blank.

                                    Bulk Rate
                                  U.S. Postage
                                      PAID
                                  Cleveland, OH
                                 Permit No. 469

The Victory Funds
127 Public Square
OH-01-27-1612
Cleveland, Ohio 44114



If you would like a free copy of any of the following documents or would like to request other information regarding the Fund, you can call or write the Fund or your Investment Professional.



-    STATEMENT OF ADDITIONAL INFORMATION (SAI)
       Contains more details describing the Fund and its policies. The SAI has been filed with the Securities and Exchange Commission (SEC), and is incorporated by reference in this Prospectus.


-    ANNUAL AND SEMI-ANNUAL REPORTS
       Describes the Fund's performance, lists portfolio holdings, and discusses market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.


-    HOW TO OBTAIN INFORMATION
       BY TELEPHONE: Call Victory Funds at 800-539-FUND (800-539-3863) or Gradison McDonald at 513-579-5999 or 800-869-5999. You also may obtain copies of materials from the SEC's Public Reference Room in Washington, D.C. (Call 800-SEC-0330 for information on the operation of the SEC's Public Reference Room.)

BY MAIL:  The Victory Funds         OR: Gradison McDonald
          P. O. Box 8527                580 Walnut Street
          Boston, MA 02266-8527         Cincinnati, Ohio 45202

You also may write the Public Reference Section of the SEC, 450 Fifth St., N.W., Washington, D.C. 20549-6009, and pay the costs of duplication.

On the Internet: Text only versions of Fund documents can be viewed on-line or downloaded from the SEC at http://www.sec.gov.


The securities described in this Prospectus and the SAI are not offered in any state in which they may not lawfully be sold. No sales representative, dealer, or other person is authorized to give any information or make any representation other than those contained in this Prospectus and the SAI.

                              If you would like to
                                receive copies of
                                 the annual and
                               semi-annual reports
                              and/or the SAI at no
                               charge, please call
                                   the Fund at
                                  800-539-FUND
                             or Gradison McDonald at
                                  513-579-5999
                                       or
                                  800-869-5999.

                                   [Key Logo]
                                  VICTORY FUNDS


                   Investment Company Act File Number 811-4852

                                  VICTORY FUNDS


                                   PROSPECTUS

SMALL COMPANY
OPPORTUNITY
FUND

March 29, 1999


As with all mutual funds, the Securities and Exchange Commission has not approved the Fund's securities or determined whether this Prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.


Call Victory at:
800-539-FUND (800-539-3863)

Or Call Gradison McDonald at:
800-869-5999 or 513-579-5999

                            THE VICTORY PORTFOLIOS

                                 PROSPECTUS FOR:
                                  SMALL COMPANY
                                OPPORTUNITY FUND

                                TABLE OF CONTENTS

                        RISK/RETURN SUMMARY OF THE FUND 2
         An analysis which includes the investment objective, principal strategies, principal risks, performance, and expenses

                                 Risk Factors 4

                                  Share Price 5

                      Dividends, Distributions, and Taxes 5

                            INVESTING WITH VICTORY 8
                           - Choosing a Share Class 8
                             - How to Buy Shares 10
                          - How to Exchange Shares 12
                            - How to Sell Shares 13

                   Organization and Management of the Fund 14

                            Additional Information 17

                  Other Securities and Investment Practices 18

                             Financial Highlights 19

KEY TO FUND INFORMATION

   [ICON] OBJECTIVE AND STRATEGIES
          The goals and the strategies that the Fund plans to use to pursue its investment objective.

   [ICON] RISK FACTORS
          The risks you may assume as an investor in the Fund.

   [ICON] PERFORMANCE
          A summary of the historical performance of the Fund in comparison to an unmanaged index.

   [ICON] EXPENSES
          The costs you will pay, directly or indirectly, as an investor in the Fund, including sales charges and ongoing expenses.

    [GRAPHIC]

Shares of the Fund are:
  - Not insured by the FDIC;
  - Not deposits or other obligations of KeyBank or any of its affiliates;
  - Subject to investment risk, including possible loss of the amount invested.

SMALL COMPANY OPPORTUNITY FUND

                                             RISK/RETURN SUMMARY
 [ICON] Investment Objective

The Fund seeks to provide capital appreciation.


 [ICON] Principal Investment Strategies

The Fund invests primarily in common stocks of smaller companies that show the potential for high earnings growth in relation to their price-earnings ratio. Of the 5,000 U.S. companies with the largest market capitalizations, Key Asset Management Inc., the Fund's investment adviser (KAM or the Adviser), considers those in the lower 80% to be "small companies." Currently, the upper end of market capitalizations of small companies is approximately $1.2 billion. The Adviser uses a computer model to select securities that appear favorably priced.

   Under normal market conditions, the Fund:

 *Will invest at least 80% of its total assets in equity securities of small companies. These equity investments include:

    -Common stock

    -Convertible preferred stock

    -Debt convertible or exchangeable into
     equity securities

 *May invest up to 20% of its total assets in:

   -Equity securities of larger companies
    (those with market capitalizations in the top 20% of the 5,000 largest U.S. companies)

    -Investment-grade debt securities

    -Preferred stocks

    -Short-term debt obligations

    -Repurchase agreements



 [ICON] Principal Risks

The Fund is subject to the following principal risks, more fully described in "Risk Factors." The Fund's net asset value, yield and/or total return may be adversely affected if any of the following occurs:

 *The market value of securities acquired by the Fund declines

     -Value stocks decline in price faster than growth stocks and other types of stocks

     -Smaller, less seasoned companies lose market share or profits to a greater extent than larger, established companies as a result of deteriorating economic conditions

* A particular strategy does not produce the intended result or the portfolio manager does not execute the strategy effectively

*  A company's earnings do not increase as expected

   An investment in the Fund is not a deposit of KeyBank or any of its affiliates and is not insured or guaranteed by the FDIC or any other government agency.

   By itself, the Fund does not constitute a complete investment plan and should be considered a long-term investment for investors who can afford to weather changes in the value of their investment.

[ICON] SMALL COMPANY OPPORTUNITY FUND                   RISK/RETURN SUMMARY


      Investment Performance

The chart and table shown below give an indication of the risks of investing in the Fund by showing changes in the Fund's performance as of December 31 from year to year for the last ten years. The table below shows how the Fund's average annual returns for one year, five years, and ten years compare to the returns of a broad-based securities market index. The figures shown assume reinvestment of dividends and distributions.
   On March 5, 1999, shareholders of Gradison Opportunity Value Fund approved the reorganization of their fund into Class G Shares of the Special Growth Fund. At the time of the reorganization, the Special Growth Fund changed its name to the "Small Company Opportunity Fund" and assumed the performance and accounting history of Gradison Opportunity Value Fund.
   The performance information below reflects the performance of Class G Shares of the Fund. Class A Shares have a sales charge and different expense ratio. If the sales charge was reflected, returns would be less than those shown.

                                  [BAR GRAPH]

      1989    1990   1991    1992    1993    1994    1995   1996    1997    1998
     23.13% -13.05% 35.92%  14.31%  11.07% -2.18%   26.76% 19.47%  31.18% -6.93%

Past performance does not indicate future results.

During the ten year period shown in the bar chart, the highest return for a quarter was 20.24% (quarter ending March 31, 1991) and the lowest return for a quarter was -19.96% (quarter ending September 30, 1998).


Average Annual Total Returns
(for the Periods ended        Past            Past             Past
December 31, 1998)          One Year         5 Years           10 Years
------------------          --------         -------           --------
 C Class A Shares              -12.27%          11.26%            12.15%
 Class G Shares               -6.93%          12.58%            12.82%
 Russell 2000 Index(*)        -2.55%          11.87%            12.92%

*The Russell 2000 Index is a broad-based unmanaged index that represents the general performance of domestically traded common stocks of small companies.


[ICON] Fund Expenses

This section will help you understand the costs and expenses you would pay, directly or indirectly, if you invest in the Fund.

Shareholder Transaction Expenses
(paid directly from your investment)*        Class A             Class G
-------------------------------------        -------             ---------
 Maximum Sales Charge
 Imposed on Purchases                          5.75%               NONE
 (as a percentage of offering price)
--------------------------------------------------------------------------------
 Maximum Sales Charge Imposed
 on Reinvested Dividends                      NONE                 NONE
--------------------------------------------------------------------------------
 Deferred Sales Charge                        NONE**               NONE
--------------------------------------------------------------------------------
 Redemption Fees                              NONE                 NONE
--------------------------------------------------------------------------------
 Exchange Fees                                NONE                 NONE

(*)You may be charged additional fees if you buy, exchange, or sell shares through a broker or agent.

(**)Except for investments of $1 million or more. See "Calculation of Sales Charge."

The Annual Fund Operating Expenses table below illustrates the operating expenses that you will incur as a shareholder of the Fund. THE FUND PAYS THESE EXPENSES FROM ITS ASSETS.

Annual Fund Operating Expenses          Class A                  Class G
------------------------------          -------                  ---------
 Management Fees (1)                     0.62%                     0.62%
 Distribution (12b-1) Fees               0.00%                     0.50%
 Other Expenses                          0.53% (2)                 0.31%
                                        ------                     -------
 Total Fund Operating Expenses (3)       1.15%                     1.43%
                                        ------                     -------
 Fee Waiver                             (0.13%)%                  (0.13%)
                                        ------                     -------
 Net Expenses                            1.02% (4)                 1.30%(5)
                                        ======                     ========

(1) Management fees are based on the average daily net assets of the Fund at an annual rate of 0.65% on the first $100 million,0.55% on the next $100 million and 0.45% in excess of $200 million. (2) Includes a shareholder servicing fee of 0.25%. (3) The expenses shown are based on historical expenses of the Fund adjusted to reflect current expenses. (4) For the fiscal year ended October 31, 1998, the Adviser waived a portion of its fee so that the Fund's net operating expenses equaled 1.39% for Class A Shares. The Adviser has agreed to waive its management fee to the same extent that the fee is waived for Class G Shares until at least April 1, 2001. (5) The Adviser has agreed to waive its management fee and/or reimburse expenses, as allowed by law, to the extent necessary to maintain the Fund's Class G net operating expenses at a maximum of 1.30% until at least April 1, 2001.

EXAMPLE: The following Example is designed to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods shown and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                    1 Year    3 Years   5 Years    10 Years
                    ------    -------   -------    --------

 Class A             $673       $881    $1,106     $1,751
 Class G*            $132       $426    $  756     $1,690

*This Example assumes that Total Annual Fund Operating Expenses will equal 1.30% until April 1, 2001 and will equal 1.43% thereafter.

     By matching your investment objective with an acceptable level of risk, you can create your own customized investment plan.

     It is important to keep in mind one basic principle of investing: in general, the greater the risk, the greater the potential reward. The reverse is also generally true: the lower the risk, the lower the potential reward.

     An investment in the Fund is not a complete investment program.

[ICON] RISK FACTORS

This Prospectus describes the principal risks that you may assume as an investor in the Fund. The "Other Securities and Investment Practices" section in this Prospectus provides additional information on the securities mentioned in the Risk/Return Summary for the Fund. As with any mutual fund, there is no guarantee that the Fund will earn income or show a positive total return over time. The Fund's price, yield, and total return will fluctuate. You may lose money if the Fund's investments do not perform well.

General risks:
*Market risk is the risk that the market value of a security may fluctuate, depending on the supply and demand for that type of security. As a result of this fluctuation, a security may be worth more or less than the price the Fund originally paid for the security, or more or less than the security was worth at an earlier time. Market risk may affect a single issuer, an industry, a sector of the economy, or the entire market and is common to all investments.

*Manager risk is the risk that the Fund's portfolio manager may use a strategy that does not produce the intended result. Manager risk also refers to the possibility that the portfolio manager may fail to execute the Fund's investment strategy effectively and, thus, fail to achieve its objective.

Risk associated with investing in equity securities:

*Equity risk is the risk that the value of the security will fluctuate in response to changes in earnings or other conditions affecting the issuer's profitability or as a result of a general market decline. Unlike debt securities, which have preference to a company's earnings and cash flow in case of liquidation, equity securities are entitled to the residual value after the company meets its other obligations. For example, in the event of bankruptcy, holders of debt securities have priority over holders of equity securities to a company's assets.

SHARE PRICE

The Fund calculates its share price, called its "net asset value" (NAV), each business day, at the close of trading on the New York Stock Exchange, Inc.
(NYSE), which is normally at 4:00 p.m. Eastern Time. You may buy, exchange, and sell your shares on any business day at the NAV that is calculated after you place your order. A business day is a day on which the Federal Reserve Bank of Cleveland and the NYSE are open or any day in which enough trading has occurred in the securities held by the Fund to materially affect the NAV. You may not be able to buy or sell shares on certain holidays when the Federal Reserve Bank of Cleveland is closed, but the NYSE and other financial markets are open.

   The Fund values its investments based on market value. When market quotations are not readily available, the Fund values its investments based on fair value methods approved by the Board of Trustees of The Victory Portfolios. Each class of the Fund calculates its NAV by adding up the total value of its investments and other assets, subtracting its liabilities, and then dividing that figure by the number of outstanding shares of the class.

                            Total Assets-Liabilities
                      NAV= ----------------------------
                          Number of Shares Outstanding

   You can find the Fund's net asset value each day in The Wall Street Journal and other newspapers.

The daily NAV is useful to you as a shareholder because the NAV, multiplied by the number of Fund shares you own gives you the value of your investment.







DIVIDENDS, DISTRIBUTIONS, AND TAXES

As a shareholder, you are entitled to your share of net income and capital gains on the Fund's investments. The Fund passes its earnings along to investors in the form of dividends. Dividend distributions are the net income earned on investments after expenses.

Ordinarily, the Fund declares and pays dividends quarterly. Each class of shares declares and pays dividends separately. Generally, the Fund will distribute short-term gains, as necessary, and if the Fund makes a capital gain distribution, it is normally paid once a year. As with any investment, you should consider the tax consequences of an investment in the Fund.

Buying a Dividend. You should check the Fund's distribution schedule before you invest. If you buy shares of the Fund shortly before it makes a distribution, some of your investment may come back to you as a taxable distribution.

You can receive distributions in one of the following ways.

Reinvestment Option
-------------------
       You can have distributions automatically reinvested in additional shares of the Fund. If you do not indicate another choice on your Account Application, you will be assigned this option automatically.

Cash Option
-----------
       A check will be mailed to you no later than seven days after the pay date.

Income Earned Option
--------------------
       You can automatically reinvest your dividends in your Fund and have your capital gains paid in cash, or reinvest capital gains and have your dividends paid in cash.

Directed Dividends Option
-------------------------
       In most cases, you can automatically reinvest distributions in shares of another fund of The Victory Portfolios. If you reinvest your distributions in a different class of another fund, you may pay a sales charge on the reinvested distributions.

Directed Bank Account Option
----------------------------


     In most cases, you can automatically transfer distributions to your bank checking or savings account. Under normal circumstances, the Fund will transfer your distributions within seven days of the pay date. The bank account must have a registration identical to that of your Fund account.

*  IMPORTANT INFORMATION ABOUT TAXES

The Fund pays no federal income tax on the earnings and capital gains it distributes to shareholders.

* Ordinary dividends from the Fund are taxable to shareholders as ordinary income; dividends from the Fund's long-term capital gains are taxable as capital gain. Capital gains may be taxable at different rates depending upon how long the Fund holds certain assets.

* Dividends are treated in the same manner for federal income tax purposes whether you receive them in cash or in additional shares. They also may be subject to state and local taxes.

* Dividends from the Fund that are attributable to interest on certain U.S. Government obligations may be exempt from certain state and local income taxes. The extent to which ordinary dividends are attributable to these U.S. Government obligations will be provided on the tax statements you receive from the Fund.

* An exchange of the Fund's shares for shares of another fund will be treated as a sale. When you sell or exchange shares of the Fund, you must recognize any gain or loss.

* Certain dividends paid to you in January will be taxable as if they had been paid to you the previous December.

* Tax statements will be mailed from the Fund every January showing the amounts and tax status of distributions made to you.

* Because your tax treatment depends on your purchase price and tax position, you should keep your regular account statements for use in determining your tax.

* You should review the more detailed discussion of federal income tax considerations in the SAI.

   The following table provides general guidelines for potential federal income tax liability when you sell or exchange shares of the Fund (unless your investment is in a tax-deferred retirement plan like an IRA). In general, distributions are taxable as follows:

                                                       Tax Rate for
                                        Tax Rate for    28% Bracket
Type of Distribution                    15% Bracket       or Above
--------------------                    -----------       --------
 Income                                  Ordinary         Ordinary
 dividends                              income rate     income rate

 Short-term capital
 gains (Shares sold                     Ordinary        Ordinary
 up to 12 months                       income rate     income rate
 after purchase)

 Long-term capital
 gains (Shares sold                        10%             20%
 more than 12 months
 after purchase)


The tax information in this Prospectus is provided as general information. You should consult your own tax adviser about the tax consequences of an investment in the Fund.

All you need to do to get started is to fill out an application.

An Investment Professional is an investment consultant, salesperson, financial planner, investment adviser, or trust officer who provides you with investment information.

 INVESTING WITH VICTORY

     If you are looking for a convenient way to open an account or to add money to an existing account, Victory can help. The sections that follow will serve as a guide to your investments with Victory. The following sections will describe how to open an account, how to access information on your account, and how to buy, exchange and sell shares of the Fund. We want to make it simple for you to do business with us. If you have questions about any of this information, please call your Investment Professional, a representative of the Gradison Division of McDonald Investments Inc., an affiliate of KAM (Gradison McDonald), at 513-579-5999 or 800-869-5999, or one of our customer service representatives at 800-539-FUND. They will be happy to assist you.


 CHOOSING A SHARE CLASS

The Fund offers both Class A and Class G Shares. Class A Shares have a front end sales charge of 5.75%. Class G shares have no front end sales charge. Class G Shares are available only through certain broker-dealers.

Each class has its own cost structure, allowing you to choose the one that best meets your requirements. Your Investment Professional also can help you decide.

                Class A
                -------
* Front-end sales charge, as described
  later. There are several ways to reduce
  this charge.
* Lower annual expenses than Class G
  Shares.

*Calculation of Sales Charges - Class A Shares are sold at their public offering price, which is the NAV plus the applicable initial sales charge. The sales charge as a percentage of your investment decreases as the amount you invest increases. The current sales charge rates are as follows:



                Class G
                -------
* No front-end sales charge. All your
  money goes to work for you right
  away.
* No deferred sales charge.
* Higher annual expenses than Class A
  Shares.
* No automatic conversion to Class A
  Shares.
* Class G Shares are sold only by certain broker-dealers.

                                Sales Charge   Sales Charge
                                 as a % of       as a % of
Your Investment in the Fund   Offering Price   Your Investment
Up to $50,000                      5.75%            6.10%

$50,000 up to $100,000             4.50%            4.71%

$100,000 up to $250,000            3.50%            3.63%

$250,000 up to $500,000            2.50%            2.56%

$500,000 up to $1,000,000          2.00%            2.04%

$1,000,000 and above*              0.00%            0.00%

* There is no initial sales charge on purchases of $1 million or more. However,a contingent deferred sales charge (CDSC) of up to 1.00% of the purchase price will be charged to the shareholder if shares are redeemed in the first year after purchase, or at .50% within two years of the purchase. This charge will be based on either the cost of the shares or net asset value at the time of redemption, whichever is lower. There will be no CDSC on reinvested distributions.

*    Sales Charge Reductions and Waivers for Class A Shares

You may qualify for reduced sales charges in the following cases:

1. A Letter of Intent lets you buy Class A Shares of the Fund over a 13-month period and receive the same sales charge as if all shares had been purchased at one time. You must start with a minimum initial investment of 5% of the total amount.

2. Rights of Accumulation allow you to add the value of any Class A Shares you already own to the amount of your next Class A investment for purposes of calculating the sales charge at the time of purchase.

3. You can combine Class A Shares of multiple Victory Funds, (excluding money market funds) for purposes of calculating the sales charge. The combination privilege also allows you to combine the total investments from the accounts of household members of your immediate family (spouse and children under 21) for a reduced sales charge at the time of purchase.

4. Waivers for certain investors:

   a. Current and retired Fund Trustees, directors, trustees, employees, and family members of employees of KeyCorp or "Affiliated Providers,"* and dealers who have an agreement with the Distributor and any trade organization to which the Adviser or the Administrator belong.

   b. Investors who purchase shares for trust or other advisory accounts established with KeyCorp or its affiliates.

   c. Investors who reinvest a distribution from a deferred compensation plan, agency, trust, or custody account that was maintained by KeyBank National Associates and its affiliates, the Victory Group, or invested in a fund of the Victory Group.

   d. Investors who reinvest shares from another mutual fund complex or the Victory Group within 90 days after redemption, if they paid a sales charge for those shares.

   e. Investment Professionals who purchased Fund shares for fee-based investment products or accounts, and selling brokers and their sales representatives.

   f. Participants in tax-deferred retirement plans that meet at least one of the following requirements: more than $1 million in plan assets; or 100 eligible employees; or if all of the plan's transactions are executed through a single financial institution or service organization which has an agreement to sell the Victory Funds in connection with such accounts.

There are several ways you can combine multiple purchases in the Victory Funds and take advantage of reduced sales charges.

*Affiliated Providers are affiliates and subsidiaries of KeyCorp,and any organization that provides services to the Victory Group.

HOW TO BUY SHARES

You can buy shares in a number of different ways. All you need to do to get started is to fill out an application. The minimum initial investment required to open an account is $500 ($100 for IRAs), with additional investments of at least $25. You can send in your payment by check, wire transfer, exchange from another Victory Fund, or through arrangements with your Investment Professional. Sometimes an Investment Professional will charge you a fee for these services. This fee will be in addition to, and unrelated to, the fees and expenses charged by the Fund.

   If you buy shares directly from the Fund and your investment is received and accepted by the close of trading on the NYSE (usually 4:00 p.m. Eastern Time), your purchase will be processed the same day using that day's share price.

    Make your check payable to:
                               The Victory Funds

 Keep the following addresses handy for purchases, exchanges, or redemptions:

[ICON]    BY THE REGULAR U.S. MAIL              CLASS A SHARES                         CLASS G SHARES
          -------------------------             --------------                         --------------
        Send a completed Account                The Victory Funds                      The Victory Funds
        Application with your check,            P.O.Box 8527                           c/o Gradison McDonald
        bank draft,or money order to:           Boston,MA 02266-8527                   580 Walnut Street
                                                                                       Cincinnati,OH 45202

[ICON]   BY THE MAIL                            CLASS A SHARES                         CLASS G SHARES
         -----------------                      --------------                         --------------
        Use this address                        The Victory Funds                      The Victory Funds
        ONLY for overnight packages.            c/o Boston Financial                   c/o Gradison McDonald
                                                Data Services                          580 Walnut Street
                                                66 Brooks Drive                        Cincinnati,OH 45202
                                                Braintree,MA 02184
                                                PHONE: 800-539-FUND                    PHONE:513-579-5999
                                                                                       or: 800-869-5999

[ICON]   BY WIRE                                CLASS A SHARES                         CLASS G SHARES
         -------                                --------------                         --------------
        The Transfer Agent does not             The Victory Funds 800-539-FUND         The Victory Funds
        charge a wire fee,but your              State Street Bank and Trust Co.        c/o Gradison McDonald
        originating bank may charge             ABA #011000028                         513-579-5999 or 800-869-5999
        a fee. Always call the Transfer
        Agent BEFORE wiring funds and           For Credit to DDA                      Firstar Bank
        to obtain a confirmation number.        Account #9905-201-1                    ABA #042000013

                                                For Further Credit to Account #        For Credit to
                                                DDA (insert account number, name       Account #9307745
                                                and confirmation number assigned by
                                                the Transfer Agent)

[ICON]   BY TELEPHONE                           CLASS A SHARES                         CLASS G SHARES
         ------------                           --------------                         --------------

                                                Victory at:                            Gradison McDonald at:
                                                800-539-FUND                           513-579-5999
                                                (800-539-3863)                         or 800-869-5999

*    ACH
After your account is set up, your purchase amount can be transferred by Automated Clearing House (ACH). Only domestic member banks may be used. It takes about 15 days to set up an ACH account. Currently, the Fund does not charge a fee for ACH transfers.

*    STATEMENTS AND REPORTS

You will receive a periodic statement reflecting any transactions that affect the balance or registration of your account. You will receive a conFormation after any purchase, exchange, or redemption. If your account has been set up by an Investment Professional, account activity will be detailed in your account statements. Share certificates are not issued. Twice a year, you will receive the financial reports of the Fund. By January 31 of each year, you will be mailed an IRS form reporting distributions for the previous year, which also will be filed with the IRS.

*    SYSTEMATIC AND AUTOMATIC INVESTMENT PLAN
To enroll in the Systematic or Automatic Investment Plan, you should check this box on the Account Application or complete a separate Automatic Investment Plan Application. We will need both your bank information and the amount and frequency of your investment. You can select monthly, quarterly, semi-annual, or annual investments. You should attach a voided personal check so the proper information can be obtained. You must first meet the minimum initial investment requirement of $500 ($100 for IRAs), then we will make automatic withdrawals of the amount you indicate ($25 or more) from your bank account and invest it in shares of the Fund.

*    RETIREMENT PLANS
You can use the Fund as part of your retirement portfolio. Your Investment Professional can set up your new account under one of several tax-deferred retirement plans. Please contact your Investment Professional or the Fund for details regarding an IRA or other retirement plan that works best for your financial situation.

All purchases must be made in U.S. dollars and drawn on U.S. banks. The Transfer Agent may reject any purchase order in its sole discretion. If your check is returned for any reason, you will be charged for any resulting fees and/or losses. Third party checks may not be accepted. You may only buy or exchange into fund shares legally available in your state. If your account falls below $500, we may ask you to re-establish the minimum investment. If you do not do so within 60 days, we may close your account and send you the value of your account.


If you would like to make additional investments after your account has been established, use the Investment Stub attached to your confirmation statement and send it with your check to the address indicated.

HOW TO EXCHANGE SHARES

You can sell shares of one fund of the Victory Portfolios to buy shares of another. This is considered an exchange. You may exchange shares of one Victory fund for shares of the same class of any other, generally without paying any additional sales charges.

You can exchange shares of the Fund by writing or calling the Transfer Agent at 800-539-FUND or Gradison McDonald at 513-579-5999 or 800-869-5999. When you exchange shares of the Fund, you should keep the following in mind:

*Shares of the fund selected for exchange must be available for sale in your state of residence.

*Both funds must offer the exchange privilege.

*Shares of the Fund may be exchanged at relative net asset value. This means that if you own Class A Shares of the Fund, you can only exchange them for Class A Shares of another fund and not pay a sales charge.

*If you bought Class G Shares after the reorganization of the Gradison
 Funds into Victory Funds, you can exchange into Class G Shares, Select Shares, or any single class money market fund shares of a fund without paying a sales charge. If a fund has both Class G and Class A Shares, a Class G shareholder can exchange into only Class G Shares. However, if you owned Class G Shares before the reorganization, you can exchange into Class A Shares of any Victory Fund that does not offer Class G Shares without paying a sales charge.

*Exchange orders will be accepted up to 4:00 P.M. Eastern Time.

*You must meet the minimum purchase requirements for the fund you purchase by exchange.

*The registration and tax identification numbers of the two accounts must be identical.

*You must hold the shares you buy when you establish your account for at least seven days before you can exchange them; after the account is open seven days, you can exchange shares on any business day.

*Effective April 1, 1999, the Fund may refuse any exchange purchase request if the Adviser determines that the request is associated with a market timing strategy. The Fund may terminate or modify the exchange privilege at any time on 30 days' notice to shareholders.

*An exchange of Fund shares constitutes a sale for tax purposes.

*Before exchanging, read the prospectus of the fund you wish to purchase by exchange.

You can obtain a list of funds available for exchange by calling the Transfer Agent at 800-539-FUND or Gradison McDonald at 513-579-5999 or 513-579-5999.

HOW TO SELL SHARES

If your request is received and accepted by the close of trading on the NYSE (usually 4:00 p.m. Eastern Time), your redemption will be processed the same day.

[ICON]  BY TELEPHONE

The easiest way to sell shares is by calling 800-539-FUND or Gradison McDonald at 513-579-5999 or 800-869-5999. When you fill out your original application, be sure to check the box marked "Telephone Authorization." Then when you are ready to sell, call and tell us which one of the following options you would like to use:

  *Mail a check to the address of record;

  *Wire funds to a domestic financial
   institution;

  *Electronically transfer your redemption via the Automated Clearing House
   (ACH). This feature is available only to certain accounts.

    The Transfer Agent records all telephone calls for your protection and takes measures to verify the identity of the caller. If the Transfer Agent properly acts on telephone instructions and follows reasonable procedures to ensure against unauthorized transactions, neither Victory, its servicing agents, the Adviser, nor the Transfer Agent will be responsible for any losses. If the Transfer Agent does not follow these procedures, it may be liable to you for losses resulting from unauthorized instructions.
    If there is an unusual amount of market activity and you cannot reach the Transfer Agent or your Investment Professional by telephone, consider placing your order by mail.

[ICON]  BY MAIL

Use the Regular U.S. Mail or Overnight Mail Address to sell shares. Send us a letter of instruction indicating your Fund account number, amount of redemption, and where to send the proceeds. A signature guarantee is required for the following redemption requests:

 *Redemptions over $10,000;

*Your account registration has changed within the last 15 days;

*The check is not being mailed to the address on your account;

*The check is not being made payable to the owner of the account;

*The redemption proceeds are being transferred to another Victory Fund account with a different registration; or

*The check or wire is being sent to a different bank account.

   You can get a signature guarantee from a financial institution such as a bank, broker-dealer, credit union, clearing agency, or savings association.

[ICON]  BY WIRE

If you want to sell shares by wire, you must establish a Fund account that will accommodate wire transactions. If you call by 4:00 p.m. Eastern time, your funds will be wired on the next business day.

[ICON]  BY ACH

Normally, if this feature is available for your account, your redemption will be processed on the same day or the next day if received after 4:00 p.m. Eastern Time. It will be transferred by ACH as long as the transfer is to a domestic bank, and the ACH feature is available for your account.

There are a number of convenient ways to sell your shares. You can use the same mailing addresses listed for purchases.

*    Systematic Withdrawal Plan

If you check this box on the Account Application, we will send monthly, quarterly, semi-annual, or annual payments to the person you designate. The minimum withdrawal is $25, and you must have a balance of $5,000 or more. Once again, we will need a voided personal check to activate this feature. You should be aware that your account eventually may be depleted and that each withdrawal will be a taxable transaction. However, you cannot automatically close your account using the Systematic Withdrawal Plan. If your balance falls below $500, we may ask you to bring the account back to the minimum balance. If you decide not to increase your account to the minimum balance, your account may be closed and the proceeds mailed to you.

*    Additional Information about Redemptions

*Redemption proceeds from the sale of shares purchased by a check may be held up to 15 business days until the purchase check has cleared.

*The Fund may suspend your right to redeem your shares in the following circumstances:

    -During non-routine closings of the NYSE;

    -When the Securities and Exchange Commission (SEC) determines that (a) trading on the NYSE is restricted or (b) an emergency prevents the sale or valuation of the Fund's securities; or

    -When the SEC orders a suspension to protect the Fund's shareholders.

*The Fund will pay redemptions by any one shareholder during any 90-day period in cash up to the lesser of $250,000 or 1% of the Fund's net assets. The Fund reserves the right to pay the remaining portion "in kind," that is, in portfolio securities rather than cash.

ORGANIZATION AND MANAGEMENT OF THE FUND

*    ABOUT VICTORY
The Fund is a member of The Victory Portfolios, a group of over 30 distinct investment portfolios. The Board of Trustees of Victory has the overall responsibility for the management of the Fund.

*THE INVESTMENT ADVISER
 AND SUB-ADMINISTRATOR
The Fund has an Advisory Agreement, which is one of its most important contracts. Key Asset Management Inc. (KAM), a New York corporation registered as an investment adviser with the SEC, is the Adviser to the Fund. KAM, a subsidiary of KeyCorp, oversees the operations of the Fund according to investment policies and procedures adopted by the Board of Trustees. Affiliates of the Adviser manage approximately $68 billion for a limited number of individual and institutional clients. KAM's address is 127 Public Square, Cleveland, Ohio 44114. For the fiscal year ended October 31, 1998, KAM was paid a management fee based on a percentage of the average daily net assets of the Fund (after waivers) at an annual rate of 0.86% for Class A Shares.

Under a Sub-Administration Agreement, BISYS Fund Services Ohio, Inc., the Fund's administrator, pays KAM a fee at the annual rate of up to 0.05% of the Fund's average daily net assets to perform some of the administrative duties for the Fund.

*    PORTFOLIO MANAGEMENT
William J. Leugers, Jr., Daniel R. Shick, and Gary H. Miller have been the Co-Portfolio Managers of the Fund since November 1998, and together are primarily responsible for the day-to-day management of the Fund's portfolio. They are Portfolio Managers and Managing Directors of Gradison McDonald, and also have served as Co-Portfolio Managers of the Gradison Established Value Fund, Mr. Leugers since 1984 and Mr. Shick since 1993. Mr. Miller has been a Vice President and Portfolio Manager of Gradison McDonald since June 1998, prior to which he served as a Portfolio Trader with Gradison McDonald since 1993.

*    SHAREHOLDER SERVICING PLAN
The Fund has adopted a Shareholder Servicing Plan for its Class A Shares. The shareholder servicing agents perform a number of services for their customers who are shareholders of the Fund. They establish and maintain accounts and records, process dividend payments, arrange for bank wires, assist in transactions, and change account information. For these services the Fund pays a fee at an annual rate of up to 0.25% of the average daily net assets of Class A Shares serviced by the agent. The Fund may enter into agreements with various shareholder servicing agents, including KeyBank National Association and its affiliates, other financial institutions, and securities brokers. The Fund may pay a servicing fee to broker-dealers and others who sponsor "no transaction fee" or similar programs for the purchase of shares. Shareholder servicing agents may waive all or a portion of their fee periodically.

*    DISTRIBUTION AND SERVICE PLAN
     According to Rule 12b-1 under the Investment Company Act of 1940, Victory has adopted a Distribution and Service Plan for Class A Shares of the Fund. The Fund does not pay expenses under this plan for Class A Shares.

     Victory also has adopted a Rule 12b-1 Distribution and Service Plan for Class G Shares of the Fund, under which, these Shares will pay to the Distributor a monthly service fee at an annual rate of 0.25% of the average daily net assets of the Fund. The service fee is paid to securities broker dealers or other financial intermediaries for providing personal services to shareholders of the Funds, including responding to inquiries, providing information to shareholders about their Fund accounts, establishing and maintaining accounts and records, processing dividend and distribution payments, arranging for bank wires, assisting in transactions, and changing account information. The Fund may enter into agreements with various shareholder servicing agents, including KeyCorp and its affiliates, and with other financial institutions that provide such services.

     Under this Plan Class G Shares of the Fund also annually pay the Distributor a monthly distribution fee in an additional amount up to 0.25% of the Fund's average daily net assets. The distribution fee is paid to the Distributor for general distribution services and for selling shares of the Fund. The Distributor makes payments to agents who provide these services.

     Because 12b-1 fees are paid out of the Fund's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

We want you to know who plays what role in your investment and how they are related. This section discusses the organizations employed by the Fund to provide services to the Fund's shareholders. Each of these organizations is paid a fee for services.

                        OPERATIONAL STRUCTURE OF THE FUND

                                    TRUSTEES                    ADVISER

                                  SHAREHOLDERS

                          FINANCIAL SERVICES FIRMS AND        GRADISON DIVISION
                         THEIR INVESTMENT PROFESSIONALS          OF MCDONALD
                                                               INVESTMENTS INC.

                         Advise current and prospective             Provides
                    shareholders on their Fund investments.  services to certain shareholders.

                         TRANSFER AGENT/SERVICING AGENT

                       State Street Bank and Trust Company
                               225 Franklin Street
                                Boston, MA 02110

                         Boston Financial Data Services
                               Two Heritage Drive
                                Quincy, MA 02171

                    Handles services such as record-keeping,
                     statements, processing of buy and sell
                      requests, distribution of dividends,
                     and servicing of shareholder accounts.

     ADMINISTRATOR, DISTRIBUTOR,                         CUSTODIAN
       AND FUND ACCOUNTANT

        BISYS Fund Services                   Key Trust Company of Ohio, N.A.
         and its affiliates                           127 Public Square
         3435 Stelzer Road                         Cleveland, OH 44114
        Columbus, OH 43219

Markets the Fund, distributes shares         Provides for safekeeping of the
  through Investment Professionals,         Fund's investments and cash, and
and calculates the value of shares.          settles trades made by the Fund.
   As Administrator, handles the
 day-to-day activities of the Fund.

        SUB-ADMINISTRATOR
    Key Asset Management Inc.
         127 Public Square
       Cleveland, OH 44114

        Performs certain
  sub-administrative services.

The Fund is supervised by the Board of Trustees who monitors the services provided to investors.

ADDITIONAL INFORMATION

*SHARE CLASSES

The Fund offers only the classes of shares described in this Prospectus. At some future date, the Fund may offer additional classes of shares through a separate prospectus.

*CODE OF ETHICS

The Fund and the Adviser have each adopted a Code of Ethics to which all investment personnel and all other access persons of the Fund must conform. Investment personnel must refrain from certain trading practices and are required to report certain personal investment activities. Violations of the Code of Ethics can result in penalties, suspension, or termination of employment.

*BANKING LAWS

The Adviser is a subsidiary of a bank holding company. Banking laws, including the Glass-Steagall Act, currently prevent a bank holding company or its affiliates from sponsoring, organizing, or controlling a registered, open-end investment company. However, bank holding company subsidiaries may act as an investment adviser, transfer agent, custodian, or shareholder servicing agent. They also may pay third parties for performing these functions and buy shares of such an investment company for their customers. Should these laws change in the future, the Trustees would consider selecting another qualified firm so that all services would continue.

[ICON]  PERFORMANCE

The Victory Funds may advertise the performance of the Fund by comparing it to other mutual funds with similar objectives and policies. Performance information also may appear in various publications. Any fees charged by Investment Professionals may not be reflected in these performance calculations. Advertising information will include the average annual total return of the Fund calculated on a compounded basis for specified periods of time. Total return information will be calculated according to rules established by the SEC. Such information may include performance rankings and similar information from independent organizations, such as Lipper Analytical Services, Inc., and industry publications such as Morningstar, Business Week, or Forbes. You also should see "Investment Performance."

*YEAR 2000 ISSUES

Like all mutual funds, the Fund could be adversely affected if the computer systems used by its service providers, including shareholder servicing agents, are unable to recognize dates after 1999. The Fund's service providers have been actively updating their systems to be able to process Year 2000 data. There can be no assurance, however, that these steps will be adequate to avoid a temporary service disruption or other adverse impact on the Fund. In addition, an issuer's failure to process accurately Year 2000 data may cause that issuer's securities to decline in value or delay the payment of interest to the Fund.

*SHAREHOLDER COMMUNICATIONS

In order to eliminate duplicate mailings to an address at which two or more shareholders with the same last name reside, the Fund will send only one copy of any financial reports, prospectuses and their supplements.

Some additional information you should know about the Fund

If you would like to receive additional copies of any materials, please call the Fund at 800-539-FUND, or Gradison McDonald at 513-579-5999 or 800-869-5999.

OTHER SECURITIES AND INVESTMENT PRACTICES

The following table describes some of the types of securities the Fund may choose to buy under normal market conditions. The Fund primarily invests in equity securities. However, for cash management or for temporary defensive purposes in response to market conditions, the Fund may hold all of its assets in cash or short-term money market instruments. This may reduce the benefit from any upswing in the market and may cause the Fund to fail to meet its investment objective. For more information on ratings and detailed descriptions of each of the investments, see the SAI.

U.S. EQUITY SECURITIES. Includes common stock, preferred stock, and securities that are convertible or exchangeable into common stock of U.S. corporations.

PREFERRED STOCK. A class of stock that pays dividends at a specified rate and that has preference over common stock in the payment of dividends and the liquidation of assets.

U.S. CORPORATE DEBT OBLIGATIONS. Debt instruments issued by U.S. public corporations. They may be secured or unsecured.

U.S. GOVERNMENT SECURITIES. Securities issued or guaranteed by the U.S. government, its agencies, or instrumentalities. Some are direct obligations of the U.S. Treasury; others are obligations only of the U.S. agency.

SHORT-TERM DEBT OBLIGATIONS. Includes bankers' acceptances, certificates of deposit, prime quality commercial paper, Eurodollar obligations, variable and floating rate notes, cash, and cash equivalents.

SECURITIES LENDING. To generate additional income, the Fund may lend its portfolio securities. The Fund will receive collateral for the value of the security plus any interest due. The Fund only will enter into loan arrangements with entities that the Adviser has determined are creditworthy. According to an exemptive order received from the SEC, Key Trust Company of Ohio, N.A., the Fund's Custodian and lending agent, may earn a fee based on the amount of income earned on the investment of collateral.

REPURCHASE AGREEMENTS. An agreement involving the Fund's purchase of a security and the seller's agreement to repurchase the same security at a stated price plus interest. The seller's obligation to the Fund is secured by the instrument. Subject to an exemptive order from the SEC, the Adviser may combine repurchase transactions among one or more Victory funds into a single transaction.

[ICON]  FINANCIAL HIGHLIGHTS                      SMALL COMPANY OPPORTUNITY FUND

The Financial Highlights table is intended to help you understand the Fund's financial performance for the past five years. Certain information shows the results of an investment in one share of the Fund. The total returns in the table represent the rate that an investor would have earned on an investment in the Fund (assuming reinvestment of all dividends and distributions).

         These financial highlights reflect historical information about the Gradison Opportunity Value Fund, the predecessor to the Fund. The financial highlights for the three fiscal years and one period ended March 31, 1998 and the year ended April 30, 1994, were audited by Arthur Andersen LLP, whose report, along with the financial statements of the Fund, are included in the Fund's annual report, which is available by calling the Fund at 800-539-FUND or Gradison McDonald at 513-579-5999 or 800-869-5999. The Special Growth Fund assumed the performance and accounting history of Gradison Opportunity Value Fund after the reorganization.

                                            6 Months
                                             Ended          Year          Year         Year      11 Months         Year
                                           Sept. 30,       Ended         Ended        Ended        Ended          Ended
                                             1998         Mar. 31,      Mar. 31,     Mar. 31,    Mar. 31,        Apr. 30,
                                         (unaudited)        1998          1997        1996        1995(a)          1994

NET ASSET VALUE,
  BEGINNING OF PERIOD                     $ 27.893        $ 22.771     $ 22.264     $ 18.100     $ 18.348        $ 17.547
---------------------------------------------------------------------------------------------------------------------------
Income from Investment Operations
  Net investment income                       .107            .227         .203         .193         .136            .086
  Net realized and unrealized gain
    (loss) on investments                   (6.309)          8.725        2.509        4.731         .176           1.585
---------------------------------------------------------------------------------------------------------------------------
      Total Income (Loss) from
         Investment Operations              (6.202)          8.952        2.712        4.924         .312           1.671
---------------------------------------------------------------------------------------------------------------------------
Distributions to Shareholders
  Dividends from net
    investment income                        (.090)          (.270)       (.165)       (.185)       (.120)          (.070)
  Distributions from realized
    capital gains                           (1.030)         (3.560)      (2.040)       (.575)       (.440)          (.800)
---------------------------------------------------------------------------------------------------------------------------
  Total Distributions to Shareholders       (1.120)         (3.830)      (2.205)       (.760)       (.560)          (.870)
---------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD            $ 20.571        $ 27.893     $ 22.771     $ 22.264     $ 18.100        $ 18.348
=========================================================================================================================
Total Return                                (22.96%)(b)      42.02%       12.46%       28.00%        1.75%(c)        9.75%

RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in millions)   $  137.0        $  175.7     $  114.5     $  103.0     $   84.7(b)     $   83.3
Ratio of gross expenses to average
  net assets(d)                               1.29%(c)        1.31%        1.36%        1.41%        --              --
Ratio of net expenses to average
  net assets                                  1.29%(c)        1.31%        1.36%        1.41%        1.37%(c)        1.38%
Ratio of net investment income
  to average net assets                        .84%(c)         .86%         .90%         .95%         .84%(c)         .47%
Portfolio turnover rate                         12%             42%          35%          24%          32%             40%

(a)  The Gradison Opportunity Value Fund changed its fiscal year to March 31.

(b) Total return represents the actual return over the period and has not been annualized.

(c)  Annualized.

(d) Effective March 31, 1996, this ratio reflects gross expenses before reduction for earnings credits; such reductions are included in the ratio of net expenses.

                     This page is intentionally left blank.

                                    Bulk Rate
                                  U.S. Postage
                                      PAID
                                  Cleveland, OH
                                 Permit No. 469

The Victory Funds
127 Public Square
OH-01-27-1612
Cleveland, Ohio 44114



If you would like a free copy of any of the following documents or would like to request other information regarding the Fund, you can call or write the Fund or your Investment Professional.



-    STATEMENT OF ADDITIONAL INFORMATION (SAI)
       Contains more details describing the Fund and its policies. The SAI has been filed with the Securities and Exchange Commission (SEC), and is incorporated by reference in this Prospectus.


-    ANNUAL AND SEMI-ANNUAL REPORTS
       Describes the Fund's performance, lists portfolio holdings, and discusses market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.


-    HOW TO OBTAIN INFORMATION
       BY TELEPHONE: Call Victory Funds at 800-539-FUND (800-539-3863) or Gradison McDonald at 513-579-5999 or 800-869-5999. You also may obtain copies of materials from the SEC's Public Reference Room in Washington, D.C. (Call 800-SEC-0330 for information on the operation of the SEC's Public Reference Room.)

BY MAIL:  The Victory Funds         OR: Gradison McDonald
          P. O. Box 8527                580 Walnut Street
          Boston, MA 02266-8527         Cincinnati, Ohio 45202

You also may write the Public Reference Section of the SEC, 450 Fifth St., N.W., Washington, D.C. 20549-6009, and pay the costs of duplication.

On the Internet: Text only versions of Fund documents can be viewed on-line or downloaded from the SEC at http://www.sec.gov.


The securities described in this Prospectus and the SAI are not offered in any state in which they may not lawfully be sold. No sales representative, dealer, or other person is authorized to give any information or make any representation other than those contained in this Prospectus and the SAI.

                              If you would like to
                                receive copies of
                                 the annual and
                               semi-annual reports
                              and/or the SAI at no
                               charge, please call
                                   the Fund at
                                  800-539-FUND
                             or Gradison McDonald at
                                  513-579-5999
                                       or
                                  800-869-5999.

                                   [Key Logo]
                                  VICTORY FUNDS


                   Investment Company Act File Number 811-4852

Registrant's Statement of Additional Information dated March 1, 1999 is incorporated herein by reference to the definitive Statement of Additional Information filed with the Securities and Exchange Commission on March 5, 1999 pursuant to Rule 497(c) under the Securities Act of 1933, as amended, accession no. 0000922423-99-000394.

                             Registration Statement
                                       of
                             THE VICTORY PORTFOLIOS
                             ----------------------
                                       on
                                    Form N-1A

PART C.    OTHER INFORMATION

Item 23.      Exhibits:

(a)(1)        Certificate of Trust (1)

(a)(2)        Delaware Trust Instrument dated December 6, 1995, as amended. (2)

(b)           Bylaws, Amended and Restated as of August 28, 1998.(3)

(c) The rights of holders of the securities being registered are set out in Articles II, VII, IX and X of the Trust Instrument referenced in Exhibit (a)(2) above and in Article IV of the Bylaws referenced in Exhibit (b) above.

(d)(1) Investment Advisory Agreement dated as of March 1, 1997 between Registrant and Key Asset Management Inc. ("KAM"), with Schedule A amended as of March 1, 1997, March 2, 1998 and May 29, 1998. (4)

(d)(2)        Investment   Advisory   Agreement  dated  March  1,  1997  between
              Registrant and KAM regarding Lakefront Fund and Real Estate Investment Fund. (5)

(d)(3) Form of Schedule A to the Investment Advisory Agreement between Registrant and KAM amended as of April 1, 1999, including the Gradison Government Reserves Fund and Established Value Fund. (6)

(d)(4) Investment Sub-Advisory Agreement dated March 1, 1997 between KAM and Lakefront Capital Investors, Inc. regarding the Lakefront Fund. (5)


--------------------------------

              1 Filed as an Exhibit to Post-Effective Amendment No. 26 to Registrant's Registration Statement on Form N-1A filed electronically on December 28, 1995, accession number 0000950152-95-003085.


              2 Filed as an Exhibit to Post-Effective Amendment No. 36 to Registrant's Registration Statement on Form N-1A filed electronically on February 26, 1998, accession number 0000922423-98-000264.


              3 Filed as an Exhibit to Post-Effective Amendment No. 44 to Registrant's Registration Statement on Form N-1A filed electronically on November 19, 1998, accession number 0000922423-98-001323.

              4 Filed as an Exhibit to Post-Effective Amendment No. 42 to Registrant's Registration Statement on Form N-1A filed electronically on July 29, 1998, accession number 0000922423-98-000725.


              5 Filed as an Exhibit to Post-Effective Amendment No. 34 to Registrant's Registration Statement on Form N-1A filed electronically on December 12, 1997, accession number 0000922423-97-001015.


              6 Filed as an Exhibit to Post-Effective Amendment No. 46 to Registrant's Registration Statement on Form N-1A filed electronically on February 9, 1999, accession number 0000922423-99-000095.

(d)(5)        Investment   Advisory   Agreement   dated  June  1,  1998  between
              Registrant and KAM regarding the International Growth Fund. (4)

(d)(6)        Portfolio   Management   Agreement  dated  June  1,  1998  between
              Registrant, KAM and Indocam International Investment Services, S.A. regarding the International Growth Fund. (7)

(e) Distribution Agreement dated June 1, 1996 between Registrant and BISYS Fund Services Limited Partnership, with Schedule I amended as of March 2, 1998 and May 29, 1998. (4)

(f)           None.

(g)(1) Amended and Restated Mutual Fund Custody Agreement dated August 1, 1996 between Registrant and Key Trust of Ohio, Inc., with Schedule A revised as of March 1998 and May 29, 1998 and Attachment B revised as of March 2, 1998. (4)

(g)(2) Custody Agreement dated May 31, 1996 between Morgan Stanley Trust Company and Key Trust Company of Ohio. (8)

(h)(1)        Form of Broker-Dealer Agreement. (9)

(h)(2) Administration Agreement dated October 1, 1997 between Registrant and BISYS Fund Services Limited Partnership ("BISYS"), with
              Schedule  I  amended  as of  March 2,  1998  and May 29,  1998 and
              Schedule II-B amended as of March 2, 1998. (4)

(h)(3) Sub-Administration Agreement dated October 1, 1997 between BISYS and KAM, with Schedule A amended as of March 2, 1998 and May 29, 1998. (4)

(h)(4) Transfer Agency and Service Agreement dated July 12, 1996 between Registrant and State Street Bank and Trust Company, with Schedule A revised as of August 1, 1996, March 2, 1998 and May 29, 1998.
              (4)

(h)(5) Fund Accounting Agreement dated May 31, 1995 between Registrant and BISYS Fund Services Ohio, Inc., with Amended Schedule A as of February 19, 1997 and March 2, 1998 and May 29, 1998, and Schedule B as of March 2, 1998. (4)

(h)(6)        Purchase Agreement is incorporated  herein by reference to Exhibit
              13(c)  to   Post-Effective   Amendment   No.  7  to   Registrant's
              Registration Statement on Form N-1A filed on December 1, 1989.

(i)(1) Opinion of Morris, Nichols, Arsht & Tunnell, Delaware Counsel to Registrant. (3)

--------------------------------

              7 Filed as an Exhibit to Post-Effective Amendment No. 40 to Registrant's Registration Statement on Form N-1A filed electronically on June 12, 1998, accession number 0000922423-98-000602.


              8 Filed as an Exhibit to Post-Effective Amendment No. 30 to Registrant's Registration Statement on Form N-1A filed electronically on July 30, 1996, accession number 0000922423-96-000344.


              9 Filed as an Exhibit to Post-Effective Amendment No. 27 to Registrant's Registration Statement on Form N-1A filed electronically on January 31, 1996, accession number 0000922423-96-000047.

(i)(2) Opinion of Kramer Levin Naftalis & Frankel LLP ("Kramer Levin") as to the legality of the securities being registered. (3)

(i)(3)        Consent of Kramer Levin.

(j)(1)        Consent of PricewaterhouseCoopers LLP.

(j)(2)        Consent of Arthur Andersen LLP.

(k)           Not applicable.

(l)(1) Purchase Agreement dated November 12, 1986 between Registrant and Physicians Insurance Company of Ohio is incorporated herein by reference to Exhibit 13 to Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A filed on November 13, 1986.

(l)(2) Purchase Agreement dated October 15, 1989 is incorporated herein by reference to Exhibit 13(b) to Post-Effective Amendment No. 7 to Registrant's Registration Statement on Form N-1A filed on December 1, 1989.

(m)(1) Distribution and Service Plan dated June 5, 1995 for the Class A Shares of Registrant with Schedule I amended as of February 19, 1997, March 2, 1998 and May 29, 1998. (4)

(m)(2) Distribution Plan dated June 5, 1995 for Class B Shares of Registrant with Schedule I amended as of February 1, 1996. (7)

(m)(3) Distribution and Service Plan dated December 11, 1998 for Class G Shares of Registrant. (10)

(m)(4) Shareholder Servicing Plan dated June 5, 1995 with Schedule I amended as of March 1, 1997, March 2, 1998 and May 29, 1998. (4)

(m)(5)        Form of Shareholder Servicing Agreement. (1)

(n)           Financial Data Schedules.

(o)           Amended and Restated  Rule 18f-3  Multi-Class  Plan as of December
              11, 1998. (9)

              Powers of Attorney of Roger Noall and Frank A. Weil. (11 )

              Powers of Attorney of Leigh A. Wilson, Harry Gazelle, Thomas F. Morrissey, H. Patrick Swygert and Eugene J. McDonald. (2)

Item 24. Persons Controlled by or Under Common Control with Registrant.
         -------------------------------------------------------------

                  None.

-----------------------------------

              10 Filed as an Exhibit to Post-Effective Amendment No. 45 to Registrant's Registration Statement on Form N-1A filed electronically on January 26, 1999, accession number 0000922423-99-000059.

              11 Filed as an Exhibit to Pre-Effective Amendment No. 2 to Registrant's Registration Statement on Form N-14 filed electronically on February 3, 1998, accession number 0000922423-98-000095.

Item 25. Indemnification
         ---------------

Article X, Section 10.02 of Registrant's Delaware Trust Instrument, as amended, incorporated herein as Exhibit (a)(2) hereto, provides for the indemnification of Registrant's Trustees and officers, as follows:

Section 10.02  Indemnification.

(a) Subject to the exceptions and limitations contained in Subsection 10.02(b):

            (i) every person who is, or has been, a Trustee or officer of the Trust (hereinafter referred to as a "Covered Person") shall be indemnified by the Trust to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Trustee or officer and against amounts paid or incurred by him in the settlement thereof;

            (ii) the words "claim," "action," "suit," or "proceeding" shall apply to all claims, actions, suits or proceedings (civil, criminal or other, including appeals), actual or threatened while in office or thereafter, and the words "liability" and "expenses" shall include, without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

(b) No indemnification shall be provided hereunder to a Covered Person:

            (i) who shall have been adjudicated by a court or body before which the proceeding was brought (A) to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office or (B) not to have acted in good faith in the reasonable belief that his action was in the best interest of the Trust; or

            (ii)  in  the  event  of a  settlement,  unless  there  has  been  a determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office, (A) by the court or other body approving the settlement; (B) by at least a majority of those Trustees who are neither Interested Persons of the Trust nor are parties to the matter based upon a review of readily available facts (as opposed to a full trial-type inquiry); or
(C) by written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial-type inquiry).

(c) The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not be exclusive of or affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be a Covered Person and shall inure to the benefit of the heirs, executors and administrators of such a person. Nothing contained herein shall affect any rights to indemnification to which Trust personnel, other than Covered Persons, and other persons may be entitled by contract or otherwise under law.

(d) Expenses in connection with the preparation and presentation of a defense to any claim, action, suit or proceeding of the character described in Subsection
(a) of this Section 10.02 may be paid by the Trust or Series from time to time prior to final disposition thereof upon receipt of an undertaking by or on behalf of such Covered Person that such amount will be paid over by him to the Trust or Series if it is ultimately determined that he is not entitled to indemnification under this Section 10.02; provided, however, that either (i) such Covered Person shall have provided appropriate security for such undertaking, (ii) the Trust is insured against losses arising out of any such advance payments or (iii) either a majority of the Trustees who are neither Interested Persons of the Trust nor parties to the matter, or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a trial-type inquiry or full investigation), that there is reason to believe that such Covered Person will be found entitled to indemnification under this Section 10.02."

Indemnification of the Fund's principal underwriter, custodian, fund accountant, and transfer agent is provided for, respectively, in Section V of the Distribution Agreement incorporated by reference as Exhibit 6(a) hereto, Section 28 of the Custody Agreement incorporated by reference as Exhibit 8(a) hereto,
Section 5 of the Fund Accounting Agreement incorporated by reference as Exhibit 9(d) hereto, and Section 7 of the Transfer Agency Agreement incorporated by reference as Exhibit 9(c) hereto. Registrant has obtained from a major insurance carrier a trustees' and officers' liability policy covering certain types of errors and omissions. In no event will Registrant indemnify any of its trustees, officers, employees or agents against any liability to which such person would otherwise be subject by reason of his willful misfeasance, bad faith, or gross negligence in the performance of his duties, or by reason of his reckless disregard of the duties involved in the conduct of his office or under his agreement with Registrant. Registrant will comply with Rule 484 under the Securities Act of 1933 and Release 11330 under the Investment Company Act of 1940 in connection with any indemnification.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers, and controlling persons or Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Investment Company Act of 1940, as amended, and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer, or controlling person of Registrant in the successful defense of any action, suit, or proceeding) is asserted by such trustee, officer, or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 26. Business and Other Connections of the Investment Adviser
         --------------------------------------------------------

KAM is the investment adviser to each Fund of The Victory Portfolios. KAM is a wholly-owned indirect subsidiary of KeyCorp, a bank holding company which had total assets of approximately $78 billion as of September 30, 1998. KeyCorp is a leading financial institution doing business in 13 states from Maine to Alaska, providing a full array of trust, commercial, and retail banking services. Its non-bank subsidiaries include investment advisory, securities brokerage, insurance, bank credit card processing, mortgage and leasing companies. KAM and its affiliates have over $68 billion in assets under management, and provides a full range of investment management services to personal and corporate clients.

Lakefront Capital Investors, Inc. ("Lakefront"), sub-adviser of the Lakefront Fund, 127 Public Square, Cleveland, Ohio 44114, was incorporated in 1991.

Indocam International Investment Services, S.A. ("IIIS") serves as the sub-adviser to the International Growth Fund. IIIS and its advisory affiliates ("Indocam") are the global asset management component of the Credit Agricole banking and financial services group. IIIS is a registered investment adviser with the SEC and also serves as the investment adviser to the France Growth Fund and as subadviser for the BNY Hamilton International Equity Fund and the John Hancock European Equity Fund. Indocam has affiliates which are engaged in the brokerage business. The principal office of IIIS is 9, rue Louis Murat, Paris, France 75008.

To the knowledge of Registrant, none of the directors or officers of KAM, Lakefront, or IIIS, except those set forth below, is or has been at any time during the past two calendar years engaged in any other business, profession, vocation or employment of a substantial nature, except that certain directors and officers of KAM also hold positions with KeyCorp or its subsidiaries.

The principal executive officers and directors of KAM are as follows:
---------------------------------------------------------------------

Directors:
----------


William G. Spears            o    Senior Managing Director and Chairman
Richard J. Buoncore          o    Senior Managing Director, President and Chief Executive Officer.
Bradley E. Turner            o    Senior Managing Director and Chief Operating Officer
Anthony Aveni                o    Senior Managing Director and Chief Investment Officer of Society Asset
                                  Management Division.
Vincent DeP. Farrell         o    Senior Managing Director and Chief Investment Officer of Spears, Benzak,
                                  Salomon & Farrell Division.
Richard E. Salomon           o    Senior Managing Director.
Gary R. Martzolf             o    Senior Managing Director.

Other Officers:
Charles G. Crane             o    Senior Managing Director and Chief Market Strategist.
James D. Kacic               o    Chief Financial Officer, Chief Administrative Officer, and Senior Managing
                                  Director.
William R. Allen             o    Managing Director.
Michael Foisel               o    Assistant Treasurer.
Michael Stearns              o    Chief Compliance Officer.
William J. Blake             o    Secretary.
Steven N. Bulloch            o    Assistant Secretary.  Also, Senior Vice President and Senior Counsel of
                                  KeyCorp Management Company.
Kathleen A. Dennis           o    Senior Managing Director.


The business address of each of the foregoing individuals is 127 Public Square, Cleveland, Ohio 44114.

The principal executive officer and director of Lakefront is:
-------------------------------------------------------------

Nathaniel E. Carter          o    President and Chief Investment Officer.

The business address of the foregoing individual is 127 Public Square, Cleveland, Ohio 44114.

The principal executive officers and directors of IIIS are as follows:
----------------------------------------------------------------------


Jean-Claude Kaltenbach                   o        Chairman and CEO.
Ian Gerald McEvatt                       o        Director.      Claude Doumic              o        Director.
Didier Guyot de la Pommeraye             o        Director.      Charles Vergnot            o        Director.
Eric Jostrom                             o        Director.      Gerard Sutterlin           o        Secretary General.


The business address of each of the foregoing individuals is 90 Blvd. Pasteur, 75730 Paris, CEDEX 15 -- France.

Item 27.          Principal Underwriter
                  ---------------------

(a)  BISYS  Fund  Services,   Registrant's  administrator,   also  acts  as  the
     distributor for the following investment companies as of December 22, 1998.

Alpine Equity Trust                                          The Kent Funds
American Performance Funds                                   Magna Funds
AmSouth Mutual Funds                                         Meyers Investment Trust
The ARCH Fund, Inc.                                          MMA Praxis Mutual Funds
The BB&T Mutual Funds Group                                  M.S.D. & T. Funds
The Coventry Group                                           Pacific Capital Funds
ESC Strategic Funds, Inc.                                    The Parkstone Advantage Fund
The Eureka Funds                                             Pegasus Funds
Gradison-McDonald Cash Reserves Trust                        Puget Sound Alternative Investment Series Trust
Gradison-McDonald Municipal Custodian Trust                  Republic Advisor Funds Trust
Gradison Custodian Trust                                     Republic Funds Trust
Gradison Growth Trust                                        The Riverfront Funds, Inc.
Fifth Third Funds                                            Sefton Funds
Hirtle Callaghan Trust                                       SSgA Liquidity Fund
HSBC Funds Trust                                             The Sessions Group
HSBC Mutual Funds Trust                                      Summit Investment Trust
The Infinity Mutual Funds, Inc.                              Variable Insurance Funds
INTRUST Funds Trust                                          The Victory Variable Insurance Funds
                                                             Vintage Mutual Funds, Inc.


(b) Directors, officers and partners of BISYS Fund Services, Inc., the General Partner of BISYS Fund Services, as of June 15, 1998 were as follows:


Lynn J. Mangum           o        Chairman and CEO.              William Tomko          o        Senior Vice
                                                                                                 President.
Dennis Sheehan           o        Director, Executive Vice       Michael D. Burns       o        Vice President.
                                  President and Treasurer.
J. David Huber           o        President.                     David Blackmore        o        Vice President.
Kevin J. Dell            o        Vice President and Secretary.  Steve Ludwig           o        Compliance Officer.
Mark Rybarczyk           o        Senior Vice President.         Robert Tuch            o        Assistant Secretary.


The business address of each of the foregoing individuals is BISYS Fund Services, Inc., 3435 Stelzer Road, Columbus, Ohio 43215.

Item 28. Location of Accounts and Records
         --------------------------------

(1)    Key Asset Management Inc., 127 Public Square,  Cleveland, Ohio 44114-1306
       (records   relating  to  its   functions   as   investment   adviser  and
       sub-administrator).

(2) Lakefront Capital Investors, Inc., 127 Public Square, Cleveland, Ohio 44114 (records relating to its function as investment sub-adviser for the Lakefront Fund only).

(3) Indocam International Investment Services, S.A., 9, rue Louis Murat, Paris, France 75008 (records relating to its function as investment sub-adviser for the International Growth Fund only).

(4)    KeyBank  National  Association,   127  Public  Square,   Cleveland,  Ohio
       44114-1306 (records relating to its function as shareholder servicing agent).

(5) BISYS Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, Ohio 43219 (records relating to its functions as administrator and fund accountant).

(6) BISYS Fund Services Limited Partnership, 3435 Stelzer Road, Columbus, Ohio 43219 (records relating to its function as distributor).

(7) State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110-3875 (records relating to its function as transfer agent).

(8)    Boston  Financial  Data  Services,   Inc.  Two  Heritage  Drive,  Quincy,
       Massachusetts 02171 (records relating to its functions as dividend disbursing agent and shareholder servicing agent).

(9) Key Trust Company of Ohio, N.A., 127 Public Square, Cleveland, Ohio 44114-1306 (records relating to its functions as custodian and securities lending agent).

(10) Morgan Stanley Trust Company, 1585 Broadway, New York, New York 10036 (records relating to its function as sub-custodian of the Balanced Fund, Convertible Securities Fund, International Growth Fund, Lakefront Fund, and Real Estate Investment Fund).

Item 29. Management Services
         -------------------

         None.

Item 30. Undertakings
         ------------

         None.

NOTICE

A copy of the Certificate of Trust of Registrant is on file with the Secretary of State of Delaware and notice is hereby given that this Post-Effective Amendment to Registrant's Registration Statement has been executed on behalf of Registrant by officers of, and Trustees of, Registrant as officers and as Trustees, respectively, and not individually, and that the obligations of or arising out of this instrument are not binding upon any of the Trustees, officers or shareholders of Registrant individually but are binding only upon the assets and property of Registrant.

                                   SIGNATURES

                  Pursuant to the requirements of the Securities Act and the Investment Company Act, Registrant certifies that it meets all of the requirements of effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of New York, and the State of New York on this 26th day of March, 1999.

                             THE VICTORY PORTFOLIOS

                             By: /s/ Leigh A. Wilson
                                 -------------------
                                 Leigh A. Wilson, President and Trustee

                  Pursuant to the requirements of the Securities Act, this registration statement has been signed below by the following persons in the capacities and on the date indicated:


                 Signature                                 Title                        Date
                 ---------                                 -----                        ----

/s/ Roger Noall                             Chairman of the Board and Trustee     March 26, 1999
---------------
     Roger Noall


/s/ Leigh A. Wilson                         Trustee                               March 26, 1999
-------------------
     Leigh A. Wilson


/s/ Joel B. Engle                           Treasurer                             March 26, 1999
-----------------
     Joel B. Engle


/s/ Harry Gazelle*                          Trustee                               March 26, 1999
------------------
     Harry Gazelle


/s/ Thomas F. Morissey*                     Trustee                               March 26, 1999
-----------------------
     Thomas F. Morrissey


/s/ H. Patrick Swygert*                     Trustee                               March 26, 1999
-----------------------
     H. Patrick Swygert


/s/ Frank A. Weil*                          Trustee                               March 26, 1999
------------------
     Frank A. Weil


/s/ Eugene J. McDonald*                     Trustee                               March 26, 1999
-----------------------
     Eugene J. McDonald



--------------------------------
*
         By:      /s/ Carl Frischling
                 --------------------
                  Carl Frischling
                  Attorney-in-fact

                             THE VICTORY PORTFOLIOS

                                INDEX TO EXHIBITS

Item 23.

Exhibit Number
--------------

EX-99.B10                   Consent of Kramer Levin Naftalis & Frankel LLP.
EX-99.B11.1                 Consent of Arthur Andersen LLP.
EX-99.B11.2                 Consent of PricewaterhouseCoopers LLP.
EX.99.B27.1-2               Financial Data Schedules.